Portfolio of Investments February 28, 2025
Minnesota Intermediate Municipal Bond
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 99.2%
X 313,737,041 MUNICIPAL BONDS - 99.2%   X –
EDUCATION AND CIVIC ORGANIZATIONS - 17.2%
$ 720,000 Baytown Township, Minnesota Charter School Lease Revenue
Bonds, Saint Croix Preparatory Academy, Refunding Series
2016A
3.500% 08/01/25 $ 717,880
130,000 Baytown Township, Minnesota Charter School Lease Revenue
Bonds, Saint Croix Preparatory Academy, Refunding Series
2016A
4.000 08/01/28 129,199
1,160,000 Brooklyn Center, Minnesota, Charter School Lease Revenue
Bonds, Tesfa International dba Twin Lakes STEM Academy
Project, Series 2021A
5.000 06/15/37 962,324
100,000 City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project,Series 2016A
5.000 07/01/31 100,176
1,000,000 City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project,Series 2016A
5.000 07/01/36 981,791
190,000 Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Eagle Ridge Academy Project, Series 2015A
5.000 07/01/30 190,622
710,000 Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Eagle Ridge Academy Project, Series 2015A
5.250 07/01/37 712,406
195,000 Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Eagle Ridge Academy Project, Series 2016A
4.000 07/01/26 194,835
300,000 Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Eagle Ridge Academy Project, Series 2016A
4.000 07/01/27 299,998
370,000 Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Eagle Ridge Academy Project, Series 2016A
4.000 07/01/28 369,562
645,000 Forest Lake, Minnesota, Charter School Lease Revenue Bonds,
Lakes International Language Academy, Series 2014A
5.500 08/01/36 645,540
450,000 Greenwood, Minnesota, Charter School Lease Revenue Bonds,
Main Street School of Performing Arts Project, Series 2016A
4.500 07/01/26 446,077
40,000 Greenwood, Minnesota, Charter School Lease Revenue Bonds,
Main Street School of Performing Arts Project, Series 2016A
5.000 07/01/36 38,314
770,000 Ham Lake, Minnesota Charter School Lease Revenue Bonds,
Parnassus Preparatory School Project, Series 2016A
4.000 11/01/26 765,711
975,000 Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble
Academy Project, Series 2014A
5.000 07/01/44 974,973
1,000,000 Independence, Minnesota, Charter School Lease Revenue
Bonds, Beacon Academy Project, Series 2016A
4.750 07/01/31 976,660
500,000 Independence, Minnesota, Charter School Lease Revenue
Bonds, Beacon Academy Project, Series 2016A
5.000 07/01/36 488,389
1,405,000 (a) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Twin Cities International Schools Project, Series 2017A
5.000 12/01/32 1,417,371
1,275,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Yinghua Academy Project, Series 2013A
6.000 07/01/33 1,276,394
1,040,000 Minneapolis, Minnesota, Revenue Bonds, University Gateway
Project, Refunding Series 2015
4.000 12/01/28 1,041,033
2,800,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Bethel University, Refunding Series 2017
5.000 05/01/32 2,810,442
655,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Bethel University, Refunding Series 2017
5.000 05/01/37 646,148
1,600,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Carleton College, Refunding Series 2017
4 .000 03/01/33 1,620,299
2,380,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Carleton College, Series 2023
5.000 03/01/41 2,601,404
815,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Gustavus Adolfus College, Series 2013-7W
4.250 10/01/28 815,391
160,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Macalester College, Refunidng Series 2021
4 .000 03/01/31 168,187
1,250,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Macalester College, Series 201528J
3.250 03/01/29 1,250,161
1,235,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Saint Catherine University, Refunding Series 2018A
5.000 10/01/31 1,273,482
200,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Saint John's University, Refunding Series 2021
4.000 10/01/34 204,991

Portfolio of Investments February 28, 2025
(continued)
Minnesota Intermediate Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 700,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Saint John's University, Series 2015-8I
3.375% 10/01/30 $ 694,749
1,000,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Saint Olaf College, Series 2015-8-G
5.000 12/01/28 1,014,665
1,000,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Saint Olaf College, Series 2021
3.000 10/01/38 904,336
825,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Green Series 2022A
4.000 10/01/38 835,109
775,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2013-7U
4.000 04/01/26 775,376
300,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2013-7U
4.000 04/01/27 300,158
750,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2017A
4.000 10/01/34 759,429
850,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2017A
4 .000 10/01/36 858,125
1,250,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2019
5.000 10/01/40 1,322,389
1,000,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2022B
4.125 10/01/41 1,004,531
1,000,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2022B
5.000 10/01/47 1,041,032
705,000 Minnesota Office of Higher Education, Supplemental Student
Loan Program Revenue Bonds, Senior Series 2018, (AMT)
5.000 11/01/26 720,120
980,000 Moorhead, Minnesota, Educational Facilities Revenue Bonds, The
Concordia College Corporation Project, Series 2016
4.000 12/01/30 973,035
1,060,000 Moorhead, Minnesota, Educational Facilities Revenue Bonds, The
Concordia College Corporation Project, Series 2016
4.000 12/01/32 1,040,315
935,000 Otsego, Minnesota, Charter School Lease Revenue Bonds,
Kaleidoscope Charter School Project, Series 2014A
5.000 09/01/34 926,499
70,000 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds,
Stride Academy Project, Series 2016A
5.000 04/01/36 65,693
710,000 (a) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Great River School Project,
Series 2017A
5.500 07/01/38 721,580
3,005,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College Prep
Academy Project, Series 2016A
5.250 09/01/31 3,053,065
200,000 (a) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Metro Deaf School Project,
Series 2018A
5.000 06/15/38 198,167
325,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Nova Classical Academy,
Series 2016A
4.000 09/01/31 324,354
885,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities Academy
Project, Series 2015A
5.000 07/01/35 885,820
650,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities German
Immersion School, Series 2013A
5.000 07/01/33 650,247
160,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Lease Revenue Bonds, Saint Paul Conservatory for Performing
Artists Charter School Project, Series 2013A
4.000 03/01/28 156,011
2,770,000 Savage, Minnesota Charter School Lease Revenue Bonds, Aspen
Academy Project, Series 2016A
5.000 10/01/36 2,745,980
500,000 St. Paul Housing and Redevelopment Authority, Minnesota,
Charter School Revenue Bonds, Higher Ground Academy
Charter School, Series 2018
5.000 12/01/43 502,812
700,000 University of Minnesota, General Obligation Bonds, Refunding
Series 2024A
5 .000 01/01/39 793,105
5,460,000 University of Minnesota, General Obligation Bonds, Series 2019A 5.000 04/01/44 5,702,578
60,000 Winona Port Authority, Minnesota, Charter School Lease Revenue
Bonds, Bluffview Montessori School Project, Refunding Series
2016
3.750 06/01/26 59,066

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 10,000 Winona Port Authority, Minnesota, Charter School Lease Revenue
Bonds, Bluffview Montessori School Project, Refunding Series
2016
4.500% 06/01/36 $ 9,186
170,000 Woodbury, Minnesota, Charter School Lease Revenue Bonds,
Math and Science Academy Building Company, Refunding Series
2020A
3.000 12/01/30 155,820
1,015,000 Woodbury, Minnesota, Charter School Lease Revenue Bonds,
Woodbury Leadership Academy, Series 2021A
4.000 07/01/31 966,493
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 54,279,605
HEALTH CARE - 17.6%
3,370,000 Chippewa County, Minnesota, Gross Revenue Hospital Bonds,
Montevideo Hospital Project, Refunding Series 2016
4.000 03/01/29 3,379,798
1,140,000 City of Plato, Minnesota, Health Care Facilities Revenue Bonds,
Glencoe Regional Health Services Project, Series 2017
4.000 04/01/29 1,135,682
1,040,000 City of Plato, Minnesota, Health Care Facilities Revenue Bonds,
Glencoe Regional Health Services Project, Series 2017
4.000 04/01/32 1,033,224
1,150,000 Crookston, Minnesota, Health Care Facilities Revenue Bonds,
RiverView Health Project, Refunding Series 2017A
4.000 05/01/32 830,479
1,045,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated Group,
Series 2018A
5.000 02/15/33 1,095,009
675,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2021A
4.000 06/15/37 692,729
240,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022A,  Forward Delivery
4.000 06/15/35 249,535
1,400,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022B
5.250 06/15/42 1,528,641
535,000 Glencoe, Minnesota, Health Care Facilities Revenue Bonds,
Glencoe Regional Health Services Project, Series 2013
4.000 04/01/25 534,866
400,000 Glencoe, Minnesota, Health Care Facilities Revenue Bonds,
Glencoe Regional Health Services Project, Series 2013
4.000 04/01/26 399,889
2,000,000 Maple Grove, Minnesota, Health Care Facilities Revenue
Refunding Bonds, North Memorial Health Care, Series 2015
5.000 09/01/28 2,011,812
495,000 Maple Grove, Minnesota, Health Care Facility Revenue Bonds,
North Memorial Health Care, Series 2017
5.000 05/01/31 506,305
405,000 Maple Grove, Minnesota, Health Care Facility Revenue Bonds,
North Memorial Health Care, Series 2017
5.000 05/01/32 413,441
470,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Allina Health System, Series 2021
4.000 11/15/37 475,440
1,500,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Allina Health System, Series 2021
4.000 11/15/38 1,510,385
3,000,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Allina Health System, Series 2021
4.000 11/15/39 2,999,738
595,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Allina Health System, Series 2023A, (Mandatory Put 11/15/28)
5.000 11/15/52 631,757
1,100,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Fairview Health Services, Series 2015A
5.000 11/15/29 1,110,764
2,200,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Fairview Health Services, Series 2015A
5.000 11/15/33 2,215,686
2,390,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Fairview Health Services, Series 2018A
5.000 11/15/35 2,488,962
2,850,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Fairview Health Services, Series 2018A
5.000 11/15/36 2,962,837
1,000,000 Minneapolis-Saint Paul Housing and Redevelopment Authority,
Minnesota, Health Care System Revenue Bonds, Children's
Health Care, Series 2025
5.000 08/15/42 1,110,671
2,060,000 Rochester, Minnesota, Health Care Facilities Revenue Bonds,
Mayo Clinic, Refunding Series 2016B
5.000 11/15/29 2,260,794
1,000,000 Rochester, Minnesota, Health Care Facilities Revenue Bonds,
Mayo Clinic, Refunding Series 2016B
5.000 11/15/33 1,156,625

Portfolio of Investments February 28, 2025
(continued)
Minnesota Intermediate Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 1,000,000 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare
Health System, Series 2016A
5.000% 05/01/46 $ 1,009,417
1,575,000 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare
Health System, Series 2019
5.000 05/01/48 1,619,056
1,000,000 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare
Health System, Series 2024
5.000 05/01/39 1,120,728
3,225,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Facility Revenue Bonds, HealthPartners Obligated
Group, Refunding Series 2015A
5.000 07/01/28 3,241,253
6,200,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Facility Revenue Bonds, HealthPartners Obligated
Group, Refunding Series 2015A
5.000 07/01/29 6,231,177
1,000,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Facility Revenue Bonds, HealthPartners Obligated
Group, Refunding Series 2015A
5.000 07/01/32 1,004,686
1,000,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Facility Revenue Bonds, HealthPartners Obligated
Group, Refunding Series 2015A
4.000 07/01/35 1,000,237
1,560,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Fairview Health Services, Series
2017A
5.000 11/15/26 1,602,035
1,000,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Fairview Health Services, Series
2017A
5.000 11/15/34 1,028,969
1,745,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Fairview Health Services, Series
2017A
4.000 11/15/35 1,724,200
1,000,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Fairview Health Services, Series
2017A
4.000 11/15/37 974,681
1,200,000 Shakopee, Minnesota, Health Care Facilities Revenue Bonds,
Saint Francis Regional Medical Center, Refunding Series 2014
5.000 09/01/27 1,200,895
1,140,000 Shakopee, Minnesota, Health Care Facilities Revenue Bonds,
Saint Francis Regional Medical Center, Refunding Series 2014
5.000 09/01/29 1,140,665
TOTAL HEALTH CARE 55,633,068
HOUSING/SINGLE FAMILY - 0.4%
75,000 Dakota County Community Development Agency, Minnesota,
Single Family Mortgage Revenue Bonds, Mortgage Backed
Securities Program, Series 2011A
4.400 12/01/26 75,015
120,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2014C
3.100 07/01/26 119,447
670,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020E
1.850 01/01/29 615,979
400,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020E
1.900 07/01/29 364,934
TOTAL HOUSING/SINGLE FAMILY 1,175,375
INDUSTRIALS - 0.3%
815,000 Minneapolis, Minnesota, Limited Tax Supported Development
Revenue Bonds,  Common Bond Fund Series 2013-1
4.000 06/01/28 813,466
TOTAL INDUSTRIALS 813,466
LONG-TERM CARE - 9.2%
250,000 Anoka, Minnesota, Housing Revenue Bonds, The Homestead at
Anoka, Inc. Project, Refunding Series 2017
5.000 11/01/46 232,698
1,000,000 Apple Valley, Minnesota, Senior Housing Revenue Bonds,
PHS Apple Valley Senior Housing, Inc., Orchard Path Project,
Refunding Series 2018
4.250 09/01/38 987,713
750,000 Bethel, Minnesota, Housing and Health Care Facilities Revenue
Bonds, Ecumen Obligated Group Series 2024A
5.250 03/01/34 775,897
300,000 Center City, Minnesota, Health Care Facilities Revenue Bonds,
Hazelden Betty Ford Foundation Project, Series 2025B
5.000 11/01/34 339,964
315,000 Center City, Minnesota, Health Care Facilities Revenue Bonds,
Hazelden Betty Ford Foundation Project, Series 2025B
5.000 11/01/35 354,726
335,000 Center City, Minnesota, Health Care Facilities Revenue Bonds,
Hazelden Betty Ford Foundation Project, Series 2025B
5.000 11/01/36 375,152

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM CARE (continued)
$ 280,000 Center City, Minnesota, Health Care Facilities Revenue Bonds,
Hazelden Betty Ford Foundation Project, Series 2025B
5.000% 11/01/37 $ 312,383
100,000 Chatfield, Minnesota, Healthcare and Housing Facilities Revenue
Bonds, Chosen Valley Care Center Project, Refunding Series
2019
4.000 09/01/29 97,054
100,000 Chatfield, Minnesota, Healthcare and Housing Facilities Revenue
Bonds, Chosen Valley Care Center Project, Refunding Series
2019
4.000 09/01/30 96,435
100,000 Chatfield, Minnesota, Healthcare and Housing Facilities Revenue
Bonds, Chosen Valley Care Center Project, Refunding Series
2019
4.000 09/01/31 95,823
100,000 Chatfield, Minnesota, Healthcare and Housing Facilities Revenue
Bonds, Chosen Valley Care Center Project, Refunding Series
2019
4.000 09/01/32 94,922
155,000 Chatfield, Minnesota, Healthcare and Housing Facilities Revenue
Bonds, Chosen Valley Care Center Project, Refunding Series
2019
4.000 09/01/33 145,763
100,000 Chatfield, Minnesota, Healthcare and Housing Facilities Revenue
Bonds, Chosen Valley Care Center Project, Refunding Series
2019
4.000 09/01/34 93,217
815,000 Chisago City, Minnesota, Housing and Health Care Revenue
Bonds, CDL Homes, LLC Project, Series 2013B
6.000 08/01/33 815,519
325,000 City of Vergas, Minnesota, Housing and Health Care Revenue
Bonds, CDL Homes, LLC Project, Refunding Series 2016
4.000 08/01/31 300,429
235,000 Cold Spring, Minnesota, Health Care Facilities Revenue Bonds,
Assumption Home, Inc., Refunding Series 2017
4.450 03/01/31 227,333
200,000 Cold Spring, Minnesota, Health Care Facilities Revenue Bonds,
Assumption Home, Inc., Refunding Series 2018
4.500 09/01/33 190,950
680,000 Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield
Senior Housing, Inc., Refunding Series 2015
4.600 01/01/27 661,974
500,000 Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield
Senior Housing, Inc., Refunding Series 2015
5. 000 01/01/34 451,654
1,000,000 Cuyuna Range Hospital District, Minnesota, Health Care Facilities
Revenue Bonds, Crosby Senior Service Care Center, Series 2023
5.500 05/01/43 1,037,613
2,385,000 (a) Dakota County Community Development Agency, Minnesota,
Senior Housing Revenue Bonds, Walker Highview Hills LLC
Project, Refunding Series 2016A
3.875 08/01/29 2,355,959
1,100,000 (a) Dakota County Community Development Agency, Minnesota,
Senior Housing Revenue Bonds, Walker Highview Hills LLC
Project, Refunding Series 2016A
5.000 08/01/36 1,100,389
500,000 Dennison, Minnesota, Senior Housing Revenue Bonds, Villages
of Lonsdale, LLC Project, Series 2019
4.200 05/01/35 437,688
200,000 Maple Plain, Minnesota Senior Housing and Healthcare Revenue
Bonds, Haven Homes, Inc. Project, Series 2019
4.000 07/01/32 194,121
100,000 Mapleton, Minnesota, Healthcare Facility Revenue Bonds,
Mapleton Community Home, Refunding Series 2019
3.750 05/01/34 91,162
425,000 Minneapolis, Minnesota, Senior Housing and Healthcare
Revenue Bonds, Ecumen Abiitan Mill City Project,  Series 2015
4.750 11/01/28 418,414
750,000 Minneapolis, Minnesota, Senior Housing and Healthcare
Revenue Bonds, Ecumen Abiitan Mill City Project,  Series 2015
5.250 11/01/45 712,263
50,000 Morris, Minnesota, Health Care Facilities Revenue Bonds,
Farmington Health Services Project, Refunding Series 2019
3.100 08/01/25 49,535
775,000 Rochester, Minnesota, Health Care and Housing Revenue Bonds,
Samaritan Bethany, Inc. Project, Refunding Series 2017A
3.875 08/01/26 763,399
805,000 Rochester, Minnesota, Health Care and Housing Revenue Bonds,
Samaritan Bethany, Inc. Project, Refunding Series 2017A
4.000 08/01/27 786,323
2,000,000 Rochester, Minnesota, Health Care and Housing Revenue Bonds,
Samaritan Bethany, Inc. Project, Refunding Series 2017A
4.000 08/01/30 1,889,879
405,000 Saint Joseph, Minnesota, Senior Housing and Healthcare
Revenue Bonds, Woodcrest of Country Manor Project, Series
2019 A
4.000 07/01/33 388,977
1,000,000 Saint Louis Park, Minnesota, Health Care Facilities Revenue
Bonds, Mount Olivet Careview Home Project, Series 2016B
4.350 06/01/36 959,599

Portfolio of Investments February 28, 2025
(continued)
Minnesota Intermediate Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM CARE (continued)
$ 2,415,000 Saint Paul Housing and Redevelopment Authority Minnesota,
Senior Housing and Health Care Revenue Bonds, Episcopal
Homes Project, Series 2013
5.000% 05/01/33 $ 2,369,352
500,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Revenue Bonds, Amherst H. Wilder Foundation Project,
Refunding Series 2020A
5.000 12/01/25 504,152
1,015,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Revenue Bonds, Amherst H. Wilder Foundation Project,
Refunding Series 2020A
5.000 12/01/26 1,039,115
160,000 (a) Saint Paul Housing and Redevelopment Authority, Minnesota,
Senior Housing and Health Care Revenue Bonds, Episcopal
Church Homes Project, Refunding Senior Series 2021A
3.100 11/01/31 146,756
625,000 (a) Saint Paul Housing and Redevelopment Authority, Minnesota,
Senior Housing and Health Care Revenue Bonds, Episcopal
Church Homes Project, Refunding Senior Series 2021A
3.150 11/01/32 566,781
500,000 Saint Paul Park, Minnesota, Senior Housing and Health Care
Revenue Bonds, Presbyterian Homes Bloomington Project,
Refunding Series 2017
3.250 09/01/26 494,287
550,000 Saint Paul Park, Minnesota, Senior Housing and Health Care
Revenue Bonds, Presbyterian Homes Bloomington Project,
Refunding Series 2017
3.700 09/01/28 542,682
350,000 Saint Paul Park, Minnesota, Senior Housing and Health Care
Revenue Bonds, Presbyterian Homes Bloomington Project,
Refunding Series 2017
3.800 09/01/29 345,512
565,000 Saint Paul Park, Minnesota, Senior Housing and Health Care
Revenue Bonds, Presbyterian Homes Bloomington Project,
Refunding Series 2017
3.900 09/01/30 558,816
320,000 Saint Paul Park, Minnesota, Senior Housing and Health Care
Revenue Bonds, Presbyterian Homes Bloomington Project,
Refunding Series 2017
4.125 09/01/34 317,837
1,000,000 Sartell, Minnesota, Health Care Facilities Revenue Bonds, Country
Manor Campus LLC Project, Refunding Series 2017
5.000 09/01/27 1,011,205
2,295,000 Sauk Rapids, Minnesota, Health Care and Housing Facilities
Revenue Bonds, Good Shepherd Luthran Home, Refunding
Series 2013
5.125 01/01/39 2,074,285
120,000 Scanlon, Minnesota, Health Care Facilities Revenue Bonds,
Duluth Health Services Project, Refunding Series 2020
2.700 03/01/26 115,945
335,000 Scanlon, Minnesota, Health Care Facilities Revenue Bonds,
Duluth Health Services Project, Refunding Series 2020
2.950 03/01/28 311,225
175,000 Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone
Senior Living Community, Refunding Series 2019
3.000 08/01/27 171,593
300,000 Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone
Senior Living Community, Refunding Series 2019
3.125 08/01/28 292,964
300,000 Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone
Senior Living Community, Refunding Series 2019
3.250 08/01/29 292,168
225,000 Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone
Senior Living Community, Refunding Series 2019
3.375 08/01/30 219,293
TOTAL LONG-TERM CARE 29,208,895
TAX OBLIGATION/GENERAL - 29.9%
355,000 Alexandria, Minnesota, General Obligation Bonds, Tax
Abatement Series 2024A
5.000 02/01/40 395,072
530,000 Alexandria, Minnesota, General Obligation Bonds, Tax
Abatement Series 2024A
5.000 02/01/41 581,976
280,000 Alexandria, Minnesota, General Obligation Bonds, Tax
Abatement Series 2024A
5.000 02/01/42 304,031
1,355,000 Anoka-Hennepin Independent School District 11, Coon Rapids,
Minnesota, General Obligation Bonds, School Building Series
2020A
3.000 02/01/34 1,308,438
1,405,000 Benson Independent School District 777, Minnesota, General
Olibation Bonds, School Building Series 2018A
4.000 02/01/32 1,442,609
3,280,000 Brainerd Independent School District 181, Crow Wing County,
Minnesota, General Obligation Bonds, School Building Series
2018A
4.000 02/01/30 3,343,930

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 1,000,000 Brainerd Independent School District 181, Crow Wing County,
Minnesota, General Obligation Bonds, School Building Series
2018A
4.000% 02/01/33 $ 1,017,500
2,145,000 Brooklyn Center Independent School District 286, Minnesota,
General Obligation Bonds, Series 2018A
4.000 02/01/35 2,182,737
1,720,000 Brooklyn Center Independent School District 286, Minnesota,
General Obligation Bonds, Series 2018A
4.000 02/01/37 1,745,892
2,000,000 Buffalo, Minnesota, Water and Sewer Revenue Bonds, Refunding
Series 2014A - BAM Insured
4.000 11/01/28 2,000,009
2,380,000 City of Rosemount, Minnesota, General Obligation Bonds, Street
Reconstruction and Capital Improvement Plan Series 2023A
4.000 02/01/45 2,368,084
1,250,000 Detroit Lakes Independent School District 22, Becker and Otter
Tail Counties, Minnesota, General Obligation Bonds, School
Building Series 2019A
4.000 02/01/30 1,285,641
1,515,000 Dover-Eyota Independent School District 533, Minnesota,
General Obligation Bonds, School Building   Facilities
Maintenance Series 2023A
4.000 02/01/42 1,523,837
1,450,000 Dover-Eyota Independent School District 533, Minnesota,
General Obligation Bonds, School Building Facilities
Maintenance Series 2023A
4.000 02/01/45 1,440,777
1,270,000 Duluth Independent School District 709, Saint Louis County,
Minnesota, General Obligation Bonds, Capital Appreciation
Series 2021C
0.000 02/01/30 1,026,640
2,590,000 Edgerton Independent School District 581, Minnesota, General
Obligation Bonds, School Building Series 2024A
5.000 02/01/38 2,887,318
3,150,000 Elk River Independent School District 728, Minnesota, General
Obligation Bonds, Facilities Maintenance Series 2019A
4.000 02/01/31 3,239,946
2,460,000 Forest Lake, Washington County, Minnesota, General Obligation
Bonds, Series 2019A
4.000 02/01/32 2,569,987
1,725,000 GFW Independent School District No. 2365, Sibley, Renville,
McLeod and Nicollet Counties, Minnesota, General Obligation
School Building Bonds, Series 2023A
5.000 02/01/43 1,843,868
1,485,000 Goodhue Independent School District 253, Minnesota, General
Obligation Bonds, School Building Series 2019A
4.000 02/01/30 1,517,539
1,345,000 Greenway Independent School District 316, Itasca County,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2019F
0.000 02/01/28 1,216,721
2,000,000 Hennepin County Regional Railroad Authority, Minnesota,
General Obligation Bonds, Limited Tax Series 2019A
5.000 12/01/37 2,129,328
5,295,000 Hennepin County, Minnesota, General Obligation Bonds, Series
2021A
5.000 12/01/33 6,009,270
1,500,000 Hennepin County, Minnesota, General Obligation Bonds, Series
2024A
5.000 12/01/42 1,701,242
1,500,000 Hennepin County, Minnesota, General Obligation Bonds, Series
2024A
5.000 12/01/43 1,690,030
1,555,000 Independent School District No. 2397 (Le Sueur-Henderson),
Minnesota, General Obligation School Building Bonds, Series
2022A
5.000 02/01/35 1,725,186
1,200,000 Jordan Independent School District 717, Scott County,
Minnesota, General Obligation Bonds, School Building Series
2023A
5.000 02/01/37 1,317,975
1,000,000 Jordan Independent School District 717, Scott County,
Minnesota, General Obligation Bonds, School Building Series
2023A
5.000 02/01/39 1,079,961
210,000 Medicine Lake, Minnesota, General Obligation Bonds, Series
2024A
5.000 02/01/35 222,470
330,000 Medicine Lake, Minnesota, General Obligation Bonds, Series
2024A
5.000 02/01/39 343,660
2,595,000 Minneapolis Special School District 1, Hennepin County,
Minnesota, General Obligation Bonds, Long-Term Facilities
Maintenance Series 2017B
4.000 02/01/32 2,660,516
1,480,000 Minneapolis, Minnesota, General Obligation Bonds,
Improvement & Various Purpose Series 2018
4.000 12/01/33 1,510,713
500,000 Minneapolis, Minnesota, General Obligation Bonds,
Improvement & Various Purpose Series 2018
4.000 12/01/35 508,706

Portfolio of Investments February 28, 2025
(continued)
Minnesota Intermediate Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 5,100,000 Minnesota State, General Obligation Bonds, Various Purpose
Series 2021A
4.000% 09/01/38 $ 5,291,469
210,000 Minnetonka Independent School District 276, Hennepin County,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2023B
5 .000 02/01/38 232,446
500,000 Minnetonka Independent School District 276, Hennepin County,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2023B
5.000 02/01/44 534,518
1,475,000 Moose Lake Independent School District 97, Carlton and Pine
Counties, Minnesota, General Obligation Bonds, School Buidling
Series 2015A
4.000 02/01/30 1,478,530
2,050,000 North Branch Independent School District 138, Chisago County,
Minnesota, General Obligation Bonds, School Building Series
2017A
4.000 02/01/30 2,105,741
850,000 North Saint Paul-Maplewood-Oakdale Independent School
District 622, Ramsey County, Minnesota, General Obligation
Bonds, Facilities Maintenance Series 2018A
3.375 02/01/35 850,885
1,500,000 Osseo Independent School District 279 Hennepin County,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2018B
4.000 02/01/34 1,529,540
1,035,000 Perham Dent Independent School District 549, Minnesota,
General Obligation Bonds, School Building Series 2016A
3.000 02/01/30 1,017,487
880,000 Plainview-Elgin-Millville Independent School District 2899,
Minnesota, General Obligation Bonds, School Building Series
2019A
4.000 02/01/32 913,414
2,665,000 Ramsey County, Minnesota, General Obligation Bonds, Capital
Improvement Plan, Series 2023B
4.000 02/01/41 2,738,146
1,250,000 Robbinsdale Independent School District 281, Hennepin County,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2018A
3.000 02/01/30 1,253,532
4,535,000 Roseville Independent School District 623, Ramsey County,
Minnesota, General Obligation Bonds, School Building Series
2018A
4.000 02/01/34 4,635,348
1,070,000 Round Lake-Brewster Independent School District 2907,
Minnesota, General Obligation Bonds, School Building Series
2023A
5.000 02/01/40 1,159,367
1,100,000 Saint Cloud Independent School District 742, Stearns County,
Minnesota, General Obligation Bonds, Series 2015A
4.000 02/01/30 1,100,894
1,075,000 Saint Louis Park Independent School District 283, Hennepin
County, Minnesota, General Obligation Bonds, School Building
Series 2022A
5.000 02/01/37 1,180,078
1,225,000 Saint Michael Independent School District 885, Wright County,
Minnesota, General Obligation Bonds, School Building Series
2017A
3.200 02/01/32 1,228,307
1,700,000 Sartell, Minnesota, General Obligation Bonds, Series 2022A 4.000 02/01/39 1,728,852
1,330,000 South Washington County Independent School District 833,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2018A
4.000 02/01/31 1,357,221
2,000,000 South Washington County Independent School District 833,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2022A
4.000 02/01/35 2,061,578
2,000,000 South Washington County Independent School District 833,
Minnesota, General Obligation Bonds, School Building Series
2016A
4.000 02/01/29 2,019,937
915,000 Southland Independent School District 500, Minnesota, General
Obligation Bonds, School Building Series 2019A
4.000 02/01/31 935,785
975,000 Todd Morrison and Stern Counties, Minnesota, Independent
School District, General Obligation Bonds, Facilities Maintenance
and Refunding Series 2024A
5.000 02/01/35 1,089,553
2,415,000 Watertown-Mayer Independent School District 111, Carver,
Hennepin and Wright Counties, Minnesota, General Obligation
Bonds, School Building Series 2020A
0.000 02/01/31 1,921,385
TOTAL TAX OBLIGATION/GENERAL 94,505,622

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED - 12.5%
$ 55,000 Elbow Lake Economic Development Authority, Minnesota, Lease
Revenue Bonds, Grant County Public Project, Series 2017A
4.000% 12/15/37 $ 53,209
2,570,000 Marshall, Minnesota, Education Services Facility, Lease Revenue
Bonds, Southwest West Central Service Cooperatives, Series
2024A
5.000 02/01/37 2,654,688
1,000,000 Minneapolis Special School District 1, Hennepin County,
Minnesota, Certificates of Participation, Full Term Series 2017C
4.000 02/01/30 1,028,647
360,000 Minneapolis, Minnesota, Tax Incriment Revenue Bonds, Ivy Tower
Project, Series 2015
4.000 03/01/25 360,000
500,000 Minneapolis, Minnesota, Tax Incriment Revenue Bonds, Ivy Tower
Project, Series 2015
5.000 03/01/29 500,165
1,260,000 Minnesota Department of Iron Range Resource and
Rehabilitation, Educational Facilities Revenue Bonds, Series
2023A
5.000 10/01/41 1,390,547
2,000,000 Minnesota Department of Iron Range Resource and
Rehabilitation, Revenue Bonds, Series 2024A
5 .000 10/01/43 2,200,895
960,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2018D
4.000 08/01/34 983,102
3,105,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2020B
4.000 08/01/32 3,239,751
205,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021B
3.000 08/01/37 190,251
3,295,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021C
4.000 08/01/39 3,322,682
2,385,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021C
4.000 08/01/40 2,393,042
2,000,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2022C
5.000 08/01/42 2,151,738
1,375,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2023A
5.000 08/01/43 1,484,087
1,185,000 Minnesota Housing Finance Agency, Nonprofit Housing Bonds,
State Appropriation Series 2011
5.250 08/01/27 1,191,442
445,000 New London Economic Development Authority, Minnesota,
Lease Revenue Bonds, SWWC Service Cooperative Lease With
Option to Purchase Project, Public Series 2023
5.000 02/01/27 456,871
470,000 New London Economic Development Authority, Minnesota,
Lease Revenue Bonds, SWWC Service Cooperative Lease With
Option to Purchase Project, Public Series 2023
5.000 02/01/28 487,388
605,000 Northeast Metropolitan Intermediate School District 916, White
Bear Lake, Minnesota, Certificates of Particpation, Series 2015B
3.125 02/01/29 605,016
350,000 Northeast Metropolitan Intermediate School District 916, White
Bear Lake, Minnesota, Certificates of Particpation, Series 2015B
3.250 02/01/30 349,995
1,045,000 Otsego Economic Development Authority, Minnesota, Lease
Revenue Bonds, Series 2024A
4.000 02/01/42 1,034,789
1,215,000 Roseville Independent School District 623, Ramsey County,
Minnesota, Certificates of Participation, Series 2021A
5.000 04/01/30 1,286,727
630,000 Saint Cloud Independent School District 742, Stearns County,
Minnesota, Certificates of Participation, Saint Cloud Area Public
Schools, Series 2017A
5.000 02/01/30 631,023
725,000 Saint Cloud Independent School District 742, Stearns County,
Minnesota, Certificates of Participation, Saint Cloud Area Public
Schools, Series 2017A
4.000 02/01/38 725,066
1,685,000 Saint Paul Independent School District 625, Ramsey County,
Minnesota, Certificates of Participation, Series 2018B
3.250 02/01/33 1,687,831
290,000 Saint Paul Independent School District 625, Ramsey County,
Minnesota, Certificates of Participation, Series 2020C
3.000 02/01/36 277,929
1,000,000 Saint Paul Independent School District 625, Ramsey County,
Minnesota, Certificates of Participation, Series 2024A
5.000 02/01/37 1,141,117
500,000 Saint Paul Independent School District 625, Ramsey County,
Minnesota, Certificates of Participation, Series 2024A
5.000 02/01/38 568,477
1,000,000 Saint Paul Independent School District 625, Ramsey County,
Minnesota, Certificates of Participation, Series 2024A
5.000 02/01/39 1,128,984
1,810,000 Saint Paul, Minnesota, Sales Tax Revenue Bonds, Neighborhood
and Economic Development Projects, Refunding Series 2024C
5.000 11/01/41 1,999,939

Portfolio of Investments February 28, 2025
(continued)
Minnesota Intermediate Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 3,500,000 Virginia Housing and Redevelopment Authority, Minnesota,
Health Care Facility Lease Revenue Bonds, Refunding Series
2018A
4.000% 10/01/29 $ 3,479,418
280,000 Zumbro Education District 6012, Minnesota, Certificates of
Participation Series 2021A
4.000 02/01/32 275,522
250,000 Zumbro Education District 6012, Minnesota, Certificates of
Participation Series 2021A
4.000 02/01/34 243,335
175,000 Zumbro Education District 6012, Minnesota, Certificates of
Participation Series 2021A
4.000 02/01/38 165,355
TOTAL TAX OBLIGATION/LIMITED 39,689,028
TRANSPORTATION - 7.9%
1,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019A
5.000 01/01/33 1,076,859
1,250,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019B, (AMT)
5.000 01/01/28 1,306,481
1,735,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019B, (AMT)
5.000 01/01/30 1,841,050
1,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019B, (AMT)
5.000 01/01/32 1,057,833
1,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019B, (AMT)
5.000 01/01/44 1,022,305
3,580,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019B, (AMT)
5.000 01/01/49 3,640,665
1,050,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Senior Lien Series 2016C
5.000 01/01/34 1,083,240
1,130,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Senior Lien Series 2016C
5.000 01/01/41 1,154,916
2,980,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2022B, (AMT)
5.000 01/01/29 3,155,181
1,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2022B, (AMT)
5.000 01/01/32 1,087,470
2,325,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2022B, (AMT)
5.000 01/01/33 2,516,276
855,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2022B, (AMT)
5.000 01/01/35 918,850
2,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2022B, (AMT)
5.250 01/01/47 2,101,187
3,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Series 2024A,
(AMT)
5.000 01/01/43 3,142,194
TOTAL TRANSPORTATION 25,104,507
UTILITIES - 4.2%
475,000 Brainerd, Minnesota, Electric Utility Revenue Bonds, Series
2014A
4.000 12/01/28 475,498
495,000 Brainerd, Minnesota, Electric Utility Revenue Bonds, Series
2014A
4.000 12/01/29 495,489
580,000 Hutchinson, Minnesota, Public Utility Revenue Bonds, Refunding
Series 2012A
5.000 12/01/25 580,918
670,000 Hutchinson, Minnesota, Public Utility Revenue Bonds, Refunding
Series 2012A
5.000 12/01/26 670,958
100,000 Luverne, Minnesota, Electric Revenue Bonds, Series 2018A 4.000 12/01/33 102,598
500,000 Minnesota Municipal Power Agency, Electric Revenue Bonds,
Refunding Series 2014
5.000 10/01/29 501,718

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 500,000 Minnesota Municipal Power Agency, Electric Revenue Bonds,
Refunding Series 2014
5.000% 10/01/30 $ 501,719
750,000 Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding
Series 2015E
3.000 12/01/29 751,134
1,000,000 Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding
Series 2017A
5.000 12/01/33 1,036,091
1,070,000 Saint Paul Port Authority, Minnesota, District Energy Revenue
Bonds, Series 2017-4, (AMT)
4.000 10/01/40 972,785
100,000 Saint Paul Port Authority, Minnesota, District Energy Revenue
Bonds, Series 2021-1. 501 C3
3.000 10/01/27 98,180
1,620,000 Saint Paul Port Authority, Minnesota, District Energy Revenue
Bonds, Series 2024-1
5.000 10/01/42 1,725,897
500,000 Sauk Centre Public Utilities Commission, Minnesota, Electric
Revenue Bonds, Series 2024A - AGM Insured
4.000 12/01/37 514,349
2,500,000 Southern Minnesota Municipal Power Agency Power Supply
System Revenue Bonds, Series 2015A
4.000 01/01/30 2,524,642
1,335,000 Western Minnesota Municipal Power Agency, Minnesota, Power
Supply Revenue Bonds, Refunding Series 2015A
5.000 01/01/31 1,358,626
1,000,000 Western Minnesota Municipal Power Agency, Minnesota, Power
Supply Revenue Bonds, Refunding Series 2015A
5.000 01/01/33 1,016,873
TOTAL UTILITIES 13,327,475
TOTAL MUNICIPAL BONDS
(Cost $314,734,699) 313,737,041
TOTAL LONG-TERM INVESTMENTS
(Cost $314,734,699) 313,737,041
OTHER ASSETS & LIABILITIES, NET - 0.8% 2,531,060
NET ASSETS - 100% $ 316,268,101
AMT Alternative Minimum Tax
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $6,507,003 or 2.1% of Total Investments.

Portfolio of Investments February 28, 2025
(continued)
Minnesota Intermediate Municipal Bond

Minnesota Intermediate
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 313,737,041 $ – $ 313,737,041
Total $ – $ 313,737,041 $ – $ 313,737,041

Portfolio of Investments February 28, 2025
Minnesota Municipal Bond
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 95.2%
X 636,117,174 MUNICIPAL BONDS - 95.2%   X –
EDUCATION AND CIVIC ORGANIZATIONS - 16.4%
$ 130,000 Baytown Township, Minnesota Charter School Lease Revenue
Bonds, Saint Croix Preparatory Academy, Refunding Series
2016A
4 .250% 08/01/46 $ 117,056
290,000 Bethel, Minnesota, Charter School Lease Revenue Bonds,
Spectrum High School Project, Series 2024
5 .000 07/01/59 288,139
3,500,000 Brooklyn Center, Minnesota, Charter School Lease Revenue
Bonds, Tesfa International dba Twin Lakes STEM Academy
Project, Series 2021A
5 .250 06/15/56 2,567,897
100,000 City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project,Series 2016A
5 .000 07/01/36 98,179
2,000,000 City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project,Series 2016A
5 .000 07/01/47 1,820,114
675,000 Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Eagle Ridge Academy Project, Series 2015A
5 .250 07/01/37 677,287
250,000 Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Eagle Ridge Academy Project, Series 2015A
5 .250 07/01/40 250,637
500,000 Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Eagle Ridge Academy Project, Series 2015A
5 .500 07/01/50 500,912
3,000,000 (a) Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Seven Hills Preparatory Academy Project, Series 2024A
6 .125 06/15/61 2,959,196
1,025,000 Forest Lake, Minnesota, Charter School Lease Revenue Bonds,
Lakes International Language Academy, Series 2014A
5 .750 08/01/44 1,025,625
1,000,000 Forest Lake, Minnesota, Charter School Lease Revenue Bonds,
Lakes International Language Academy, Series 2019A
5 .375 08/01/50 1,013,451
100,000 Greenwood, Minnesota, Charter School Lease Revenue Bonds,
Main Street School of Performing Arts Project, Series 2016A
5 .000 07/01/36 95,785
5,350,000 Ham Lake, Minnesota Charter School Lease Revenue Bonds,
Parnassus Preparatory School Project, Series 2016A
5 .000 11/01/47 5,356,352
600,000 Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble
Academy Project, Series 2014A
5 .000 07/01/29 600,258
1,000,000 Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble
Academy Project, Series 2014A
5 .000 07/01/34 1,000,423
525,000 Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble
Academy Project, Series 2014A
5 .000 07/01/44 524,986
4,150,000 Independence, Minnesota, Charter School Lease Revenue
Bonds, Beacon Academy Project, Series 2016A
5 .000 07/01/46 3,760,281
1,415,000 Independence, Minnesota, Charter School Lease Revenue
Bonds, Paladin Career & Technical High School Project, Series
2021A
4 .000 06/01/51 1,075,985
1,450,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Hiawatha Academies Project, Series 2022A
5 .375 07/01/42 1,450,357
410,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Northeast College Prep Project, Series 2020A
5 .000 07/01/40 366,932
100,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Northeast College Prep Project, Series 2020A
5 .000 07/01/55 81,251
460,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Yinghua Academy Project, Series 2013A
6 .000 07/01/33 460,503
3,815,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Yinghua Academy Project, Series 2013A
6 .000 07/01/43 3,817,622
1,260,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Yinghua Academy Project, Series 2013A
6 .125 07/01/48 1,260,936
2,345,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Bethel University, Refunding Series 2017
5 .000 05/01/37 2,313,308
3,300,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Bethel University, Refunding Series 2017
5 .000 05/01/47 3,053,618
1,000,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Carleton College, Refunding Series 2017
4 .000 03/01/37 1,007,671
5,135,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Carleton College, Series 2023
5 .000 03/01/48 5,464,149
3,000,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Carleton College, Series 2023
5 .000 03/01/53 3,175,041

Portfolio of Investments February 28, 2025
(continued)
Minnesota Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 500,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
College of Saint Scholastica, Inc., Refunding Series 2019
4 .000% 12/01/40 $ 447,776
125,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Macalester College, Refunidng Series 2021
4 .000 03/01/35 129,912
155,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Macalester College, Refunidng Series 2021
4 .000 03/01/36 160,650
100,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Macalester College, Refunidng Series 2021
4 .000 03/01/37 102,967
1,000,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Macalester College, Series 201528J
3 .250 03/01/30 1,000,098
675,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Saint Catherine University, Refunding Series 2018A
5 .000 10/01/45 663,543
500,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Saint John's University, Refunding Series 2021
4 .000 10/01/32 515,668
350,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Saint John's University, Series 2015-8I
5 .000 10/01/33 353,824
385,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Saint John's University, Series 2015-8I
5 .000 10/01/34 389,286
2,300,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Saint Olaf College, Series 2016-8-N
4 .000 10/01/34 2,316,964
975,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Saint Olaf College, Series 2016-8-N
4 .000 10/01/35 981,202
1,000,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Saint Olaf College, Series 2021
3 .000 10/01/38 904,336
2,820,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Saint Olaf College, Series 2021
4 .000 10/01/50 2,547,674
1,000,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Green Series 2022A
4 .000 10/01/38 1,012,253
575,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Green Series 2022A
4 .125 10/01/41 577,606
2,000,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Green Series 2022A
5 .000 10/01/47 2,085,097
1,000,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2016-8L
5 .000 04/01/27 1,023,925
100,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2017A
4 .000 10/01/36 100,956
1,000,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2019
4 .000 10/01/31 1,026,012
2,000,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2019
5 .000 10/01/40 2,115,822
2,125,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2022B
5 .000 10/01/39 2,286,685
500,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2022B
4 .000 10/01/40 502,635
500,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2022B
4 .125 10/01/42 500,573
1,490,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2022B
4 .125 10/01/42 1,491,708
4,170,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2024A
5 .000 10/01/49 4,423,503
645,000 Minnesota Office of Higher Education, Supplemental Student
Loan Program Revenue Bonds, 2020 Senior Series, (AMT)
2 .650 11/01/38 586,360
1,130,000 Otsego, Minnesota, Charter School Lease Revenue Bonds,
Kaleidoscope Charter School Project, Series 2014A
5 .000 09/01/44 1,040,278
155,000 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds,
Stride Academy Project, Series 2016A
5 .000 04/01/46 131,961
1,000,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community of Peace
Academy Project, Refunding Series 2015A
5 .000 12/01/46 989,734
1,600,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community of Peace
Academy Project, Series 2019
4 .000 12/01/49 1,345,634
240,000 (a) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Great River School Project,
Series 2017A
5 .500 07/01/38 243,914

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 685,000 (a) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Great River School Project,
Series 2017A
5 .500% 07/01/52 $ 689,634
2,500,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College Prep
Academy Project, Refunding Series 2020A
5 .000 09/01/55 2,465,689
1,000,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College Prep
Academy Project, Series 2016A
5 .750 09/01/46 1,011,436
500,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College Prep
Academy Project, Series 2016A
6 .000 09/01/51 506,325
4,000,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hope Community
Academy Project, Series 2020A
5 .000 12/01/55 2,878,314
1,000,000 (a) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Metro Deaf School Project,
Series 2018A
5 .000 06/15/48 946,692
1,615,000 (a) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Metro Deaf School Project,
Series 2018A
5 .000 06/15/53 1,506,101
730,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Nova Classical Academy,
Refunding Series 2021A
4 .000 09/01/31 724,433
2,000,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Nova Classical Academy,
Series 2016A
4 .125 09/01/47 1,799,201
625,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities Academy
Project, Series 2015A
5 .300 07/01/45 625,506
1,030,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities Academy
Project, Series 2015A
5 .375 07/01/50 1,030,829
1,230,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities German
Immersion School Project, Series 2019
5 .000 07/01/49 1,165,016
2,620,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities German
Immersion School Project, Series 2019
5 .000 07/01/55 2,420,658
460,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities German
Immersion School, Series 2013A
5 .000 07/01/33 460,175
1,450,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities German
Immersion School, Series 2013A
5 .000 07/01/44 1,399,145
2,135,000 Savage, Minnesota Charter School Lease Revenue Bonds, Aspen
Academy Project, Series 2016A
5 .000 10/01/41 2,045,990
380,000 Savage, Minnesota Charter School Lease Revenue Bonds, Aspen
Academy Project, Series 2016A
5 .125 10/01/48 359,090
1,595,000 Spring Lake Park, Minnesota, Charter School Lease Revenue
Bonds, Excell Academy for Higher Learning Inc., Series 2019A
5 .000 06/15/54 1,526,768
500,000 St. Paul Housing and Redevelopment Authority, Minnesota,
Charter School Revenue Bonds, Higher Ground Academy
Charter School, Series 2018
5 .000 12/01/43 502,812
500,000 St. Paul Housing and Redevelopment Authority, Minnesota,
Charter School Revenue Bonds, Higher Ground Academy
Charter School, Series 2018
5 .125 12/01/49 501,994
1,750,000 University of Minnesota, General Obligation Bonds, Refunding
Series 2024A
5 .000 01/01/43 1,934,890
3,505,000 University of Minnesota, General Obligation Bonds, Series 2019A 5 .000 04/01/44 3,660,721
20,000 Winona Port Authority, Minnesota, Charter School Lease Revenue
Bonds, Bluffview Montessori School Project, Refunding Series
2016
4 .750 06/01/46 17,392

Portfolio of Investments February 28, 2025
(continued)
Minnesota Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 390,000 Woodbury, Minnesota, Charter School Lease Revenue Bonds,
Math and Science Academy Building Company, Refunding Series
2020A
4 .000% 12/01/40 $ 349,066
450,000 Woodbury, Minnesota, Charter School Lease Revenue Bonds,
Math and Science Academy Building Company, Refunding Series
2020A
4 .000 12/01/50 372,364
340,000 Woodbury, Minnesota, Charter School Lease Revenue Bonds,
Woodbury Leadership Academy, Series 2021A
4 .000 07/01/31 323,751
660,000 Woodbury, Minnesota, Charter School Lease Revenue Bonds,
Woodbury Leadership Academy, Series 2021A
4 .000 07/01/51 503,749
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 109,910,248
HEALTH CARE - 17.5%
500,000 Chippewa County, Minnesota, Gross Revenue Hospital Bonds,
Montevideo Hospital Project, Refunding Series 2016
4 .000 03/01/32 496,928
2,000,000 Chippewa County, Minnesota, Gross Revenue Hospital Bonds,
Montevideo Hospital Project, Refunding Series 2016
4 .000 03/01/37 1,934,079
280,000 City of Plato, Minnesota, Health Care Facilities Revenue Bonds,
Glencoe Regional Health Services Project, Series 2017
3 .000 04/01/26 275,711
485,000 City of Plato, Minnesota, Health Care Facilities Revenue Bonds,
Glencoe Regional Health Services Project, Series 2017
5 .000 04/01/41 488,252
500,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated Group,
Series 2018A
5 .000 02/15/37 518,209
580,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated Group,
Series 2018A
4 .250 02/15/43 568,243
13,115,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated Group,
Series 2018A
5 .000 02/15/48 13,293,363
3,000,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated Group,
Series 2018A
5 .000 02/15/53 3,028,931
1,000,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated Group,
Series 2018A
5 .250 02/15/53 1,018,116
2,590,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated Group,
Series 2018A
5 .250 02/15/58 2,637,365
400,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2021A
4 .000 06/15/34 415,143
175,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2021A
4 .000 06/15/38 178,740
175,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2021A
4 .000 06/15/39 177,445
570,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2021A
3 .000 06/15/44 477,800
450,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022A,  Forward Delivery
4 .000 06/15/38 460,093
1,250,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022B
5 .250 06/15/47 1,343,011
500,000 Glencoe, Minnesota, Health Care Facilities Revenue Bonds,
Glencoe Regional Health Services Project, Series 2013
4 .000 04/01/27 499,537
760,000 Glencoe, Minnesota, Health Care Facilities Revenue Bonds,
Glencoe Regional Health Services Project, Series 2013
4 .000 04/01/31 753,436
1,000,000 Maple Grove, Minnesota, Health Care Facilities Revenue
Refunding Bonds, North Memorial Health Care, Series 2015
4 .000 09/01/35 976,697
425,000 Maple Grove, Minnesota, Health Care Facility Revenue Bonds,
North Memorial Health Care, Series 2017
5 .000 05/01/31 434,706

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 430,000 Maple Grove, Minnesota, Health Care Facility Revenue Bonds,
North Memorial Health Care, Series 2017
5 .000% 05/01/32 $ 438,963
2,725,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Allina Health System, Series 2021
4 .000 11/15/37 2,756,537
10,360,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Allina Health System, Series 2021
4 .000 11/15/39 10,359,096
1,000,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Allina Health System, Series 2021
4 .000 11/15/40 997,706
525,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Fairview Health Services, Series 2015A
5 .000 11/15/26 530,179
485,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Fairview Health Services, Series 2015A
4 .000 11/15/40 455,159
1,000,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Fairview Health Services, Series 2018A
5 .000 11/15/35 1,041,407
3,465,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Fairview Health Services, Series 2018A
4 .000 11/15/48 3,078,095
2,000,000 Minneapolis-Saint Paul Housing and Redevelopment Authority,
Minnesota, Health Care System Revenue Bonds, Children's
Health Care, Series 2025
5 .000 08/15/42 2,221,342
1,250,000 Minneapolis-Saint Paul Housing and Redevelopment Authority,
Minnesota, Health Care System Revenue Bonds, Children's
Health Care, Series 2025
5 .000 08/15/43 1,369,284
3,365,000 Minnesota Agricultural and Economic Development Board,
Health Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2024A
5 .250 01/01/54 3,584,724
2,000,000 Minnesota Agricultural and Economic Development Board,
Health Care Facilities Revenue Bonds, HealthPartners Obligated
Group, Series 2024
5 .000 01/01/44 2,148,607
2,600,000 Rochester, Minnesota, Health Care Facilities Revenue Bonds,
Mayo Clinic, Refunding Series 2016B
5 .000 11/15/36 3,067,728
2,500,000 Rochester, Minnesota, Health Care Facilities Revenue Bonds,
Mayo Clinic, Series 2022
5 .000 11/15/57 2,622,011
4,895,000 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare
Health System, Series 2016A
5 .000 05/01/46 4,941,096
9,410,000 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare
Health System, Series 2019
5 .000 05/01/48 9,673,216
2,500,000 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare
Health System, Series 2024
4 .000 05/01/50 2,358,967
3,450,000 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare
Health System, Series 2024
5 .000 05/01/54 3,627,151
8,660,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Facility Revenue Bonds, HealthPartners Obligated
Group, Refunding Series 2015A
5 .000 07/01/30 8,703,163
3,825,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Facility Revenue Bonds, HealthPartners Obligated
Group, Refunding Series 2015A
5 .000 07/01/31 3,843,226
4,075,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Facility Revenue Bonds, HealthPartners Obligated
Group, Refunding Series 2015A
4 .000 07/01/35 4,075,967
2,135,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Fairview Health Services, Series
2017A
5 .000 11/15/27 2,221,827
600,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Fairview Health Services, Series
2017A
4 .000 11/15/36 592,230
640,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Fairview Health Services, Series
2017A
4 .000 11/15/37 623,796
2,830,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Fairview Health Services, Series
2017A
4 .000 11/15/43 2,553,773
2,500,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Fairview Health Services, Series
2017A
5 .000 11/15/47 2,517,726

Portfolio of Investments February 28, 2025
(continued)
Minnesota Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 1,175,000 Saint Paul Port Authority, Minnesota, Lease Revenue Bonds,
Regions Hospital Parking Ramp Project, Series 2007-1
5 .000% 08/01/36 $ 1,175,718
1,980,000 Shakopee, Minnesota, Health Care Facilities Revenue Bonds,
Saint Francis Regional Medical Center, Refunding Series 2014
4 .000 09/01/31 1,976,634
1,410,000 Shakopee, Minnesota, Health Care Facilities Revenue Bonds,
Saint Francis Regional Medical Center, Refunding Series 2014
5 .000 09/01/34 1,410,524
1,900,000 Wadena, Minnesota, Revenue Bonds, Wadena Cancer Center
Project, Series 2024A
5 .000 12/01/45 2,006,782
TOTAL HEALTH CARE 116,948,439
HOUSING/MULTIFAMILY - 0.4%
2,360,000 Rochester, Minnesota, Multifamily Housing Revenue Bonds,
Essex Place Apartments Project, Series 2012A
3 .750 06/01/29 2,360,284
TOTAL HOUSING/MULTIFAMILY 2,360,284
HOUSING/SINGLE FAMILY - 0.7%
35,000 Minneapolis-Saint Paul Housing Finance Board, Minnesota,
Single Family Mortgage Revenue Bonds, City Living Series
2007A-2, (AMT)
5 .520 03/01/41 34,981
365,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2016A, (AMT)
3 .200 01/01/33 338,408
460,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020A, (AMT)
1 .550 07/01/25 456,360
370,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020A, (AMT)
1 .700 07/01/26 358,354
220,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020D, (AMT)
1 .625 01/01/26 215,604
205,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020D, (AMT)
1 .650 07/01/26 198,350
460,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020H, (AMT)
1 .100 07/01/26 442,170
460,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020H, (AMT)
1 .350 07/01/27 428,352
380,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021A, (AMT)
1 .550 01/01/28 351,582
390,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021A, (AMT)
1 .600 07/01/28 359,989
485,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021A, (AMT)
1 .750 01/01/29 433,663
485,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021A, (AMT)
1 .800 07/01/29 427,812
245,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021A, (AMT)
1 .900 01/01/30 213,175
240,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021A, (AMT)
1 .950 07/01/30 206,601
100,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Social Series 2024L
4 .150 07/01/38 101,475
TOTAL HOUSING/SINGLE FAMILY 4,566,876
INDUSTRIALS - 0.3%
2,250,000 (a) Saint Paul Port Authority, Minnesota, Solid Waste Disposal
Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-
7, (AMT)
4 .500 10/01/37 2,187,009
TOTAL INDUSTRIALS 2,187,009
LONG-TERM CARE - 7.1%
2,090,000 Anoka, Minnesota, Health Care and Housing Facility Revenue
Bonds, The Homestead at Anoka, Inc. Project, Series 2014
5 .125 11/01/49 1,952,144
225,000 Apple Valley, Minnesota Senior Housing Revenue Bonds, PHS
Apple Valley Senior Housing, Inc., Orchard Path Phase II Project,
Series 2021
4 .000 09/01/26 225,111
240,000 Apple Valley, Minnesota Senior Housing Revenue Bonds, PHS
Apple Valley Senior Housing, Inc., Orchard Path Phase II Project,
Series 2021
4 .000 09/01/28 240,678
270,000 Apple Valley, Minnesota Senior Housing Revenue Bonds, PHS
Apple Valley Senior Housing, Inc., Orchard Path Phase II Project,
Series 2021
4 .000 09/01/31 269,464

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM CARE (continued)
$ 1,000,000 Apple Valley, Minnesota, Senior Housing Revenue Bonds,
PHS Apple Valley Senior Housing, Inc., Orchard Path Project,
Refunding Series 2018
5 .000% 09/01/43 $ 1,001,363
1,000,000 Bethel, Minnesota, Housing and Health Care Facilities Revenue
Bonds, Ecumen Obligated Group Series 2024A
6 .125 03/01/49 1,020,299
1,165,000 Center City, Minnesota, Health Care Facilities Revenue Bonds,
Hazelden Betty Ford Foundation Project, Series 2025B
5 .000 11/01/44 1,253,087
1,000,000 Center City, Minnesota, Health Care Facilities Revenue Bonds,
Hazelden Betty Ford Foundation Project, Series 2025B
5 .000 11/01/47 1,062,900
500,000 Chatfield, Minnesota, Healthcare and Housing Facilities Revenue
Bonds, Chosen Valley Care Center Project, Refunding Series
2019
5 .000 09/01/44 467,566
1,500,000 Chatfield, Minnesota, Healthcare and Housing Facilities Revenue
Bonds, Chosen Valley Care Center Project, Refunding Series
2019
5 .000 09/01/52 1,331,010
1,500,000 Chisago City, Minnesota, Housing and Health Care Revenue
Bonds, CDL Homes, LLC Project, Series 2013B
6 .000 08/01/43 1,500,572
1,500,000 City of West Saint Paul, Minnesota Housing and Health Care
Facilities Revenue Refunding Bonds, Walker Westwood Ridge
Campus Project, Series 2017
5 .000 11/01/49 1,449,970
250,000 Cloquet, Minnesota, Housing Facilities Revenue Bonds, HADC
Cloquet LLC Project, Refunding Series 2021
3 .400 08/01/36 208,201
700,000 Cloquet, Minnesota, Housing Facilities Revenue Bonds, HADC
Cloquet LLC Project, Refunding Series 2021
4 .000 08/01/41 568,401
200,000 Cloquet, Minnesota, Housing Facilities Revenue Bonds, HADC
Cloquet LLC Project, Refunding Series 2021
4 .000 08/01/48 149,431
1,180,000 Cold Spring, Minnesota, Health Care Facilities Revenue Bonds,
Assumption Home, Inc., Refunding Series 2013
5 .200 03/01/43 1,122,234
575,000 Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield
Senior Housing, Inc., Refunding Series 2015
5 .250 01/01/40 501,030
1,175,000 Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield
Senior Housing, Inc., Refunding Series 2015
5 .250 01/01/46 973,358
500,000 Cuyuna Range Hospital District, Minnesota, Health Care Facilities
Revenue Bonds, Crosby Senior Service Care Center, Series 2023
5 .500 05/01/43 518,807
1,250,000 Cuyuna Range Hospital District, Minnesota, Health Care Facilities
Revenue Bonds, Crosby Senior Service Care Center, Series 2023
5 .500 05/01/48 1,282,051
1,195,000 (a) Dakota County Community Development Agency, Minnesota,
Senior Housing Revenue Bonds, Walker Highview Hills LLC
Project, Refunding Series 2016A
5 .000 08/01/46 1,192,850
500,000 Dennison, Minnesota, Senior Housing Revenue Bonds, Villages
of Lonsdale, LLC Project, Series 2019
4 .600 05/01/44 401,199
400,000 Maple Plain, Minnesota Senior Housing and Healthcare Revenue
Bonds, Haven Homes, Inc. Project, Series 2019
4 .100 07/01/34 386,661
1,250,000 Maple Plain, Minnesota Senior Housing and Healthcare Revenue
Bonds, Haven Homes, Inc. Project, Series 2019
5 .000 07/01/54 1,176,898
200,000 Mapleton, Minnesota, Healthcare Facility Revenue Bonds,
Mapleton Community Home, Refunding Series 2019
4 .000 05/01/39 175,779
1,500,000 Minneapolis, Minnesota, Senior Housing and Healthcare
Revenue Bonds, Ecumen Abiitan Mill City Project,  Series 2015
5 .250 11/01/45 1,424,526
300,000 Morris, Minnesota, Health Care Facilities Revenue Bonds,
Farmington Health Services Project, Refunding Series 2019
3 .400 08/01/28 285,878
2,000,000 North Oaks, Minnesota, Senior Housing Revenue Bonds, Waverly
Gardens Project, Refunding Series 2016
5 .000 10/01/47 2,006,616
1,285,000 Saint Joseph, Minnesota, Senior Housing and Healthcare
Revenue Bonds, Woodcrest of Country Manor Project, Series
2019 A
5 .000 07/01/55 1,208,801
2,000,000 Saint Louis Park, Minnesota, Health Care Facilities Revenue
Bonds, Mount Olivet Careview Home Project, Series 2016B
4 .900 06/01/49 1,863,152
25,000 Saint Louis Park, Minnesota, Health Care Facilities Revenue
Bonds, Mount Olivet Careview Home Project, Series 2016C
3 .150 06/01/28 24,042
1,000,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Revenue Bonds, Rossy & Richard Shaller Family Sholom East
Campus, Series 2018
5 .000 10/01/43 882,557

Portfolio of Investments February 28, 2025
(continued)
Minnesota Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM CARE (continued)
$ 4,000,000 Saint Paul Housing and Redevelopment Authority, Minnesota
Senior Housing and Health Care Revenue Bonds, Carondelet
Village Project, Series 2016A
5 .000% 12/01/41 $ 4,033,172
1,175,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Revenue Bonds, Amherst H. Wilder Foundation Project,
Refunding Series 2020A
5 .000 12/01/29 1,249,619
300,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Revenue Bonds, Amherst H. Wilder Foundation Project,
Refunding Series 2020A
5 .000 12/01/30 320,937
1,750,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Revenue Bonds, Amherst H. Wilder Foundation Project,
Refunding Series 2020A
5 .000 12/01/36 1,844,427
450,000 (a) Saint Paul Housing and Redevelopment Authority, Minnesota,
Senior Housing and Health Care Revenue Bonds, Episcopal
Church Homes Project, Refunding Senior Series 2021A
4 .000 11/01/34 426,335
1,015,000 (a) Saint Paul Housing and Redevelopment Authority, Minnesota,
Senior Housing and Health Care Revenue Bonds, Episcopal
Church Homes Project, Refunding Senior Series 2021A
4 .000 11/01/42 884,577
400,000 Saint Paul Park, Minnesota, Senior Housing and Health Care
Revenue Bonds, Presbyterian Homes Bloomington Project,
Refunding Series 2017
4 .000 09/01/32 396,292
500,000 Saint Paul Park, Minnesota, Senior Housing and Health Care
Revenue Bonds, Presbyterian Homes Bloomington Project,
Refunding Series 2017
4 .100 09/01/33 498,055
315,000 Saint Paul Park, Minnesota, Senior Housing and Health Care
Revenue Bonds, Presbyterian Homes Bloomington Project,
Refunding Series 2017
4 .200 09/01/36 310,357
300,000 Saint Paul Park, Minnesota, Senior Housing and Health Care
Revenue Bonds, Presbyterian Homes Bloomington Project,
Refunding Series 2017
4 .250 09/01/37 294,892
1,000,000 Saint Paul Park, Minnesota, Senior Housing and Health Care
Revenue Bonds, Presbyterian Homes Bloomington Project,
Refunding Series 2017
5 .000 09/01/42 1,000,170
600,000 Sartell, Minnesota, Health Care and Housing Facilities Revenue
Bonds, Country Manor Campus LLC Project, Series 2022A
5 .000 09/01/35 601,628
2,295,000 Sauk Rapids, Minnesota, Health Care and Housing Facilities
Revenue Bonds, Good Shepherd Luthran Home, Refunding
Series 2013
5 .125 01/01/39 2,074,285
650,000 Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone
Senior Living Community, Refunding Series 2019
5 .000 08/01/49 652,214
5,000,000 Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone
Senior Living Community, Refunding Series 2019
5 .000 08/01/54 5,009,876
TOTAL LONG-TERM CARE 47,723,472
TAX OBLIGATION/GENERAL - 24.3%
1,355,000 Anoka-Hennepin Independent School District 11, Coon Rapids,
Minnesota, General Obligation Bonds, School Building Series
2020A
3 .000 02/01/43 1,157,958
2,105,000 Bemidji, Minnesota, General Obligation Bonds, Refunding Sales
Tax Series 2017A - AGM Insured
4 .000 02/01/29 2,174,299
5,000,000 Bird Island-Olivia-Lake Lillian Independent School District 2534,
Minnesota, General Obligation Bonds, School Building Series
2024A
5 .000 02/01/49 5,328,120
5,630,000 Bird Island-Olivia-Lake Lillian Independent School District 2534,
Minnesota, General Obligation Bonds, School Building Series
2024A
5 .000 02/01/54 5,969,145
200,000 Brainerd Independent School District 181, Crow Wing County,
Minnesota, General Obligation Bonds, School Building Series
2018A
4 .000 02/01/42 200,575
3,600,000 Brainerd Independent School District 181, Crow Wing County,
Minnesota, General Obligation Bonds, School Building Series
2018A
4 .000 02/01/43 3,609,025
1,090,000 Brooklyn Center Independent School District 286, Minnesota,
General Obligation Bonds, Series 2018A
4 .000 02/01/36 1,107,705
1,880,000 Brooklyn Center Independent School District 286, Minnesota,
General Obligation Bonds, Series 2018A
4 .000 02/01/38 1,900,720

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 2,715,000 Brooklyn Center Independent School District 286, Minnesota,
General Obligation Bonds, Series 2018A
4 .000% 02/01/41 $ 2,731,294
2,260,000 Brooklyn Center Independent School District 286, Minnesota,
General Obligation Bonds, Series 2018A
4 .000 02/01/42 2,270,636
3,000,000 Carlton County, Minnesota, General Obligation Bonds,
Minnesota State Credit Enhancement Program Series 2022A
4 .000 02/01/47 2,905,005
1,160,000 Chisago Lakes, Minnesota, Independent School District 2144,
General Obligation Bonds, School Building Series 2017A
3 .000 02/01/32 1,164,825
1,050,000 Cold Spring, Minnesota, General Obligation Bonds, Capital
Improvement Plan Series 2024A - BAM Insured
4 .000 02/01/54 999,190
625,000 Corcoran, Minnesota, General Obligation Bonds, Series 2023A -
BAM Insured
4 .000 02/01/40 633,802
3,605,000 Corcoran, Minnesota, General Obligation Bonds, Series 2023A -
BAM Insured
4 .000 02/01/48 3,504,253
1,145,000 Dawson-Boyd Independent School District 378, Yellow Medicine
County, Minnesota, General Obligation Bonds, School Building
Series 2019A
4 .000 02/01/31 1,177,574
1,145,000 Dawson-Boyd Independent School District 378, Yellow Medicine
County, Minnesota, General Obligation Bonds, School Building
Series 2019A
4 .000 02/01/32 1,174,551
1,225,000 Dover-Eyota Independent School District 533, Minnesota,
General Obligation Bonds, School Building Facilities
Maintenance Series 2023A
4 .000 02/01/44 1,224,622
500,000 Dover-Eyota Independent School District 533, Minnesota,
General Obligation Bonds, School Building Facilities
Maintenance Series 2023A
4 .000 02/01/45 496,820
1,325,000 Duluth Independent School District 709, Saint Louis County,
Minnesota, General Obligation Bonds, Capital Appreciation
Series 2021C
0 .000 02/01/31 1,020,594
1,480,000 Duluth Independent School District 709, Saint Louis County,
Minnesota, General Obligation Bonds, Capital Appreciation
Series 2021C
0 .000 02/01/32 1,083,893
535,000 Duluth Independent School District 709, Saint Louis County,
Minnesota, General Obligation Bonds, Capital Appreciation
Series 2021C
0 .000 02/01/33 371,506
1,115,000 Edgerton Independent School District 581, Minnesota, General
Obligation Bonds, School Building Series 2024A
4 .000 02/01/43 1,116,947
480,000 Fridley, Minnesota, General Obligation Bonds, Capital
Improvement Plan, Series 2017
3 .250 02/01/34 476,513
1,090,000 GFW Independent School District No. 2365, Sibley, Renville,
McLeod and Nicollet Counties, Minnesota, General Obligation
School Building Bonds, Series 2023A
5 .000 02/01/41 1,176,000
2,450,000 GFW Independent School District No. 2365, Sibley, Renville,
McLeod and Nicollet Counties, Minnesota, General Obligation
School Building Bonds, Series 2023A
5 .000 02/01/48 2,601,600
700,000 Greenway Independent School District 316, Itasca County,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2019F
0 .000 02/01/30 586,672
705,000 Hawley Independent School District 150, Clay County,
Minnesota, General Obligation Bonds, School Building Series
2023A
5 .000 02/01/39 754,266
2,000,000 Hennepin County, Minnesota, General Obligation Bonds,
Refunding Series 2022B
5 .000 12/01/39 2,248,464
3,000,000 Hennepin County, Minnesota, General Obligation Bonds, Sales
Tax Series 2020C
5 .000 12/15/38 3,252,793
1,000,000 Hennepin County, Minnesota, General Obligation Bonds, Series
2020A
5 .000 12/01/36 1,107,886
9,755,000 Hennepin County, Minnesota, General Obligation Bonds, Series
2024A
5 .000 12/01/43 10,990,828
1,250,000 Independent School District 621, Mounds View, Minnesota,
General Obligation Bonds, School Building Series 2018A
4 .000 02/01/42 1,255,883
1,935,000 Independent School District No. 115, Cass Lake-Bena Public
Schools, Minnesota, Cass Beltrami and Hubbard Counties,
General Obligation School Building Bonds, Series 2023A
5 .000 02/01/37 2,136,211

Portfolio of Investments February 28, 2025
(continued)
Minnesota Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 1,145,000 Independent School District No. 2397 (Le Sueur-Henderson),
Minnesota, General Obligation School Building Bonds, Series
2022A
5 .000% 02/01/36 $ 1,266,883
600,000 Jordan Independent School District 717, Scott County,
Minnesota, General Obligation Bonds, School Building Series
2023A
5 .000 02/01/38 653,046
1,585,000 Kerkoven, Murdock, and Sunburg Independent School District
775, Swift County, Minnesota, General Obligation Bonds, School
Building Series 2024A
5 .000 02/01/41 1,742,965
500,000 La Crescent-Hokah Independent School District 300, Houston
and Winona Counties, Minnesota, General Obligation Bonds,
School Building & Maintenance Series 2019A
4 .000 02/01/30 514,526
660,000 Madison, Minnesota, General Obligation Bonds, Refunding
Series 2015A - AGM Insured
3 .600 01/01/35 658,788
500,000 Madison, Minnesota, General Obligation Bonds, Refunding
Series 2015A - AGM Insured
4 .000 01/01/45 500,004
1,315,000 Maple River Independent School District 2135, Minnesota,
General Obligation Bonds, School Building Series 2020A
4 .000 02/01/38 1,348,737
3,500,000 Maple River Independent School District 2135, Minnesota,
General Obligation Bonds, School Building Series 2020A
4 .000 02/01/50 3,340,254
1,590,000 Medicine Lake, Minnesota, General Obligation Bonds, Series
2024A
5 .000 02/01/54 1,565,521
1,430,000 Minneapolis Special School District 1, Hennepin County,
Minnesota, General Obligation Bonds, Building Series 2023A
5 .000 02/01/43 1,562,482
2,645,000 Minneapolis Special School District 1, Hennepin County,
Minnesota, General Obligation Bonds, Long Term Facilities
Maintenance Series 2023B
5 .000 02/01/43 2,890,046
2,780,000 Minneapolis Special School District 1, Hennepin County,
Minnesota, General Obligation Bonds, Long Term Facilities
Maintenance Series 2023B
5 .000 02/01/44 3,025,397
1,430,000 Minneapolis Special School District 1, Hennepin County,
Minnesota, General Obligation Bonds, School Building Series
2022A
5 .000 02/01/43 1,547,743
2,195,000 Minneapolis, Minnesota, General Obligation Bonds,
Improvement & Various Purpose Series 2018
4 .000 12/01/35 2,233,220
2,000,000 Minneapolis, Minnesota, General Obligation Bonds, Series 2023 5 .000 12/01/39 2,209,449
5,000,000 Minnesota State, General Obligation Bonds, State Trunk Highway
Series 2024B
5 .000 08/01/26 5,169,828
2,975,000 Minnesota State, General Obligation Bonds, Various Purpose
Series 2018A
5 .000 08/01/35 3,175,076
4,705,000 Minnesota State, General Obligation Bonds, Various Purpose
Series 2021A
5 .000 09/01/30 5,261,939
2,000,000 Minnesota State, General Obligation Bonds, Various Purpose
Series 2023A
5 .000 08/01/41 2,244,654
7,500,000 Minnesota State, General Obligation Bonds, Various Purpose
Series 2024A
5 .000 08/01/43 8,417,006
325,000 Minnetonka Independent School District 276, Hennepin County,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2023B
5 .000 02/01/40 354,634
500,000 Minnetonka Independent School District 276, Hennepin County,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2023B
5 .000 02/01/42 539,294
1,290,000 Moorhead Independent School District 152, Clay County,
Minnesota, General Obligation Bonds, School Building Series
2020A
3 .000 02/01/43 1,114,928
1,100,000 Moorhead Independent School District 152, Clay County,
Minnesota, General Obligation Bonds, School Building Series
2020A
3 .000 02/01/44 938,154
2,000,000 North Saint Paul-Maplewood-Oakdale Independent School
District 622, Ramsey County, Minnesota, General Obligation
Bonds, Facilities Maintenance Series 2018A
3 .375 02/01/35 2,002,083
530,000 Pillager Independent School District 116, Cass and Morrison
Counties, Minnesota, General Obligation Bonds, School Building
Series 2019A
3 .000 02/01/33 527,091

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 1,245,000 Ramsey County, Minnesota, General Obligation Bonds, Capital
Improvement Plan, Series 2023B
4 .000% 02/01/40 $ 1,290,555
1,795,000 Red Lake County, Minnesota, General Obligation School Building
Bonds, Independent School District No. 2906, Series 2022A
4 .000 02/01/38 1,860,701
4,000,000 Richfield Independent School District 280, Hennepin County,
Minnesota, General Obligation Bonds, School Buildings Series
2018A
4 .000 02/01/40 4,029,006
1,250,000 Robbinsdale Independent School District 281, Hennepin County,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2018A
3 .000 02/01/30 1,253,532
4,000,000 Roseville Independent School District 623, Ramsey County,
Minnesota, General Obligation Bonds, School Building Series
2018A
4 .000 02/01/34 4,088,510
1,020,000 Round Lake-Brewster Independent School District 2907,
Minnesota, General Obligation Bonds, School Building Series
2023A
5 .000 02/01/39 1,115,048
1,285,000 Round Lake-Brewster Independent School District 2907,
Minnesota, General Obligation Bonds, School Building Series
2023A
4 .000 02/01/42 1,290,511
1,700,000 Russell-Tyler-Ruthton Public Schools Independent School District
2902, Minnesota, General Obligation Bonds, Series 2019A
4 .000 02/01/31 1,786,521
800,000 Saint Cloud Independent School District 742, Stearns County,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2022B
4 .000 02/01/43 796,821
1,000,000 Saint James Independent School District 840, Minnesota,
General Obligation Bonds, School Building Series 2015B
4 .000 02/01/45 1,001,326
1,340,000 Saint Michael Independent School District 885, Wright County,
Minnesota, General Obligation Bonds, School Building Series
2017A
4 .000 02/01/28 1,356,888
1,400,000 Saint Michael Independent School District 885, Wright County,
Minnesota, General Obligation Bonds, School Building Series
2017A
4 .000 02/01/30 1,417,331
1,885,000 Saint Michael Independent School District 885, Wright County,
Minnesota, General Obligation Bonds, School Building Series
2017A
3 .200 02/01/32 1,890,089
1,840,000 Sartell, Minnesota, General Obligation Bonds, Series 2022A 4 .000 02/01/41 1,846,670
1,180,000 Sartell, Minnesota, General Obligation Bonds, Series 2022A 4 .000 02/01/43 1,179,795
250,000 Shakopee Independent School District 720, Scott County,
Minnesota, General Obligation Bonds, Capital Facilities Series
2020A
4 .000 02/01/33 255,973
425,000 Shakopee Independent School District 720, Scott County,
Minnesota, General Obligation Bonds, Capital Facilities Series
2020A
4 .000 02/01/34 434,803
2,500,000 Sibley East Independent School District 2310, Sibley, Minnesota,
General Obligation Bonds, School Building Series 2015A
4 .000 02/01/40 2,500,574
1,330,000 South Washington County Independent School District 833,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2018A
4 .000 02/01/31 1,357,221
670,000 South Washington County Independent School District 833,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2018A
4 .000 02/01/33 681,869
1,000,000 South Washington County Independent School District 833,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2022A
4 .000 02/01/34 1,030,480
2,030,000 South Washington County Independent School District 833,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2022A
4 .000 02/01/35 2,092,501
1,000,000 South Washington County Independent School District 833,
Minnesota, General Obligation Bonds, School Building Series
2016A
4 .000 02/01/29 1,009,969
825,000 Waconia Independent School District, Minnesota, General
Obligation Bonds, School Building Series 2015B
3 .000 02/01/28 821,408

Portfolio of Investments February 28, 2025
(continued)
Minnesota Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 1,315,000 Waseca Independent School District 829, Steele, Rice, and
Waseca Counties, Minnesota, General Obligation Bonds, School
Buidling Series 2015A
4 .000% 02/01/27 $ 1,330,917
TOTAL TAX OBLIGATION/GENERAL 162,432,942
TAX OBLIGATION/LIMITED - 11.9%
475,000 Elbow Lake Economic Development Authority, Minnesota, Lease
Revenue Bonds, Grant County Public Project, Series 2017A
4 .200 12/15/43 436,407
1,000,000 Elbow Lake Economic Development Authority, Minnesota, Lease
Revenue Bonds, Grant County Public Project, Series 2023A
4 .875 12/15/42 1,012,644
500,000 Elbow Lake Economic Development Authority, Minnesota, Lease
Revenue Bonds, Grant County Public Project, Series 2023A
5 .000 12/15/44 507,981
1,000,000 Hennepin County, Minnesota, Sales Tax Revenue Bonds, Ballpark
Project, Refunding First Lien Series 2017A
5 .000 12/15/30 1,037,645
675,000 Marshall, Minnesota, Education Services Facility, Lease Revenue
Bonds, Southwest West Central Service Cooperatives, Series
2024A
5 .125 02/01/41 689,049
725,000 Marshall, Minnesota, Education Services Facility, Lease Revenue
Bonds, Southwest West Central Service Cooperatives, Series
2024A
5 .375 02/01/45 739,969
310,000 Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village
at St. Anthony Falls Project, Refunding Series 2015
4 .000 03/01/27 310,039
1,970,000 Minnesota Department of Iron Range Resource and
Rehabilitation, Educational Facilities Revenue Bonds, Series
2023A
5 .000 10/01/40 2,185,255
2,740,000 Minnesota Department of Iron Range Resource and
Rehabilitation, Educational Facilities Revenue Bonds, Series
2023A
5 .000 10/01/42 3,001,880
2,880,000 Minnesota Department of Iron Range Resource and
Rehabilitation, Educational Facilities Revenue Bonds, Series
2023A
5 .000 10/01/43 3,137,529
1,090,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2015C
3 .250 08/01/30 1,090,008
200,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2017A
4 .000 08/01/30 202,772
475,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2017A
4 .000 08/01/34 479,795
325,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2017A
4 .000 08/01/35 328,829
1,125,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2018D
4 .000 08/01/38 1,135,746
500,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021B
3 .000 08/01/38 457,262
500,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021B
3 .000 08/01/39 450,402
500,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021B
3 .000 08/01/40 442,022
2,810,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021C
4 .000 08/01/35 2,909,457
2,925,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021C
4 .000 08/01/36 3,009,416
3,045,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021C
4 .000 08/01/37 3,106,562
3,165,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021C
4 .000 08/01/38 3,211,704
1,000,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021C
4 .000 08/01/43 976,040
1,780,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2022A
5 .000 08/01/40 1,937,738
2,000,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2022C
5 .000 08/01/42 2,151,738
1,280,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2023A
5 .000 08/01/42 1,388,260
1,200,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2023A
5 .000 08/01/44 1,289,965

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 5,800,000 Minnesota State, Certificates of Participation, State Office
Building Project, Series 2023
5 .000% 11/01/43 $ 6,355,329
1,480,000 New London Economic Development Authority, Minnesota,
Lease Revenue Bonds, SWWC Service Cooperative Lease With
Option to Purchase Project, Public Series 2023
5 .000 02/01/38 1,504,573
2,790,000 New London Economic Development Authority, Minnesota,
Lease Revenue Bonds, SWWC Service Cooperative Lease With
Option to Purchase Project, Public Series 2023
5 .125 02/01/43 2,832,357
1,470,000 Northeast Metropolitan Intermediate School District 916, White
Bear Lake, Minnesota, Certificates of Particpation, Series 2015A
3 .625 02/01/34 1,470,023
580,000 Northeast Metropolitan Intermediate School District 916, White
Bear Lake, Minnesota, Certificates of Particpation, Series 2015A
3 .750 02/01/36 580,062
4,600,000 Northeast Metropolitan Intermediate School District 916, White
Bear Lake, Minnesota, Certificates of Particpation, Series 2015B
4 .000 02/01/42 4,483,661
1,000,000 Plymouth Intermediate District 287, Minnesota, Certificates of
Participation, Refunding Series 2017A
4 .000 02/01/36 1,008,082
175,000 Plymouth Intermediate District 287, Minnesota, Facilities
Maintence Bonds, Series 2017B
4 .000 05/01/29 178,972
200,000 Plymouth Intermediate District 287, Minnesota, Facilities
Maintence Bonds, Series 2017B
4 .000 05/01/32 204,157
100,000 Plymouth Intermediate District 287, Minnesota, Facilities
Maintence Bonds, Series 2017B
4 .000 05/01/33 101,943
4,500,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .500 07/01/34 4,501,957
6,077,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 6,102,615
1,155,000 Roseville Independent School District 623, Ramsey County,
Minnesota, Certificates of Participation, Series 2021A
5 .000 04/01/29 1,211,839
355,000 Saint Cloud Independent School District 742, Stearns County,
Minnesota, Certificates of Participation, Saint Cloud Area Public
Schools, Series 2017A
5 .000 02/01/32 355,568
520,000 Saint Cloud Independent School District 742, Stearns County,
Minnesota, Certificates of Participation, Saint Cloud Area Public
Schools, Series 2017A
5 .000 02/01/34 520,828
30,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Multifamily Housing Revenue Bonds, 2700 University at Westgate
Station, Series 2015B
4 .250 04/01/25 29,988
390,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Multifamily Housing Revenue Bonds, 2700 University at Westgate
Station, Series 2015B
4 .875 04/01/30 390,086
1,405,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Multifamily Housing Revenue Bonds, 2700 University at Westgate
Station, Series 2015B
5 .250 04/01/43 1,401,450
2,670,000 Saint Paul Independent School District 625, Ramsey County,
Minnesota, Certificates of Participation, Series 2018B
3 .375 02/01/35 2,673,382
5,000 Saint Paul Independent School District 625, Ramsey County,
Minnesota, Certificates of Participation, Series 2019B
4 .000 02/01/36 5,156
1,000,000 Saint Paul Independent School District 625, Ramsey County,
Minnesota, Certificates of Participation, Series 2019B
4 .000 02/01/37 1,034,011
500,000 Saint Paul Independent School District 625, Ramsey County,
Minnesota, Certificates of Participation, Series 2024A
5 .000 02/01/43 547,874
2,500,000 Saint Paul, Minnesota, Sales Tax Revenue Bonds, Neighborhood
and Economic Development Projects, Refunding Series 2024C
5 .000 11/01/42 2,746,407
375,000 Zumbro Education District 6012, Minnesota, Certificates of
Participation Series 2021A
4 .000 02/01/26 375,011
320,000 Zumbro Education District 6012, Minnesota, Certificates of
Participation Series 2021A
4 .000 02/01/28 319,703
330,000 Zumbro Education District 6012, Minnesota, Certificates of
Participation Series 2021A
4 .000 02/01/30 327,846
435,000 Zumbro Education District 6012, Minnesota, Certificates of
Participation Series 2021A
4 .000 02/01/41 391,280
TOTAL TAX OBLIGATION/LIMITED 79,280,274

Portfolio of Investments February 28, 2025
(continued)
Minnesota Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION - 7.6%
$ 1,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019A
5 .000% 01/01/33 $ 1,076,859
1,560,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019A
5 .000 01/01/49 1,610,546
1,540,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019B, (AMT)
5 .000 01/01/31 1,631,787
1,500,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019B, (AMT)
5 .000 01/01/32 1,586,749
1,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019B, (AMT)
5 .000 01/01/35 1,049,487
1,235,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019B, (AMT)
5 .000 01/01/39 1,286,452
5,600,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019B, (AMT)
5 .000 01/01/44 5,724,909
7,370,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019B, (AMT)
5 .000 01/01/49 7,494,889
8,145,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Senior Lien Series 2016C
5 .000 01/01/46 8,282,723
475,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2016D, (AMT)
5 .000 01/01/34 485,197
2,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2022A
5 .000 01/01/52 2,094,327
2,510,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2022B, (AMT)
5 .000 01/01/40 2,650,362
11,300,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2022B, (AMT)
5 .000 01/01/47 11,652,765
4,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Series 2024A,
(AMT)
5 .250 01/01/49 4,239,510
TOTAL TRANSPORTATION 50,866,562
U.S. GUARANTEED - 0.5% (b)
1,600,000 St. Paul Housing and Redevelopment Authority, Minnesota,
Hospital Revenue Bonds, HealthEast Inc., Series 2015A, (Pre-
refunded 11/15/25)
5 .000 11/15/40 1,623,513
1,530,000 Worthington Independent School District 518, Nobles County,
Minnesota, Certificates of Participation, Series 2017A, (Pre-
refunded 2/01/26)
4 .000 02/01/42 1,545,220
TOTAL U.S. GUARANTEED 3,168,733
UTILITIES - 8.5%
1,240,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2016
5 .000 01/01/46 1,250,662
135,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2020A
5 .000 01/01/50 139,403
2,275,000 Minnesota Municipal Gas Agency, Commodity Supply Revenue
Bonds, Series 2022A, (Mandatory Put 12/01/27)
4 .000 12/01/52 2,308,154
5,000,000 (c) Minnesota Municipal Gas Agency, Commodity Supply Revenue
Bonds, Series 2022B, (Mandatory Put 12/01/27) (SOFR*0.67%+
1.000%)
3 .921 12/01/52 4,997,090
1,000,000 Minnesota Municipal Power Agency, Electric Revenue Bonds,
Refunding Series 2014A
4 .000 10/01/31 1,001,694
1,000,000 Minnesota Municipal Power Agency, Electric Revenue Bonds,
Refunding Series 2014A
4 .000 10/01/32 1,001,670

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 4,650,000 Minnesota Municipal Power Agency, Electric Revenue Bonds,
Series 2016
5 .000% 10/01/47 $ 4,725,451
5,555,000 Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding
Series 2017A
5 .000 12/01/47 5,668,841
390,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
District Energy Revenue Bonds, Refunding Series 2017A
4 .000 10/01/28 398,896
1,610,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
District Energy Revenue Bonds, Refunding Series 2017A
4 .000 10/01/33 1,633,252
355,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
District Energy Revenue Bonds, Refunding Series 2017B
4 .000 10/01/28 363,098
270,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
District Energy Revenue Bonds, Refunding Series 2017B
4 .000 10/01/29 276,317
2,500,000 Saint Paul Port Authority, Minnesota, District Energy Revenue
Bonds, Series 2017-3
4 .000 10/01/42 2,323,232
1,180,000 Saint Paul Port Authority, Minnesota, District Energy Revenue
Bonds, Series 2017-4, (AMT)
4 .000 10/01/40 1,072,791
300,000 Saint Paul Port Authority, Minnesota, District Energy Revenue
Bonds, Series 2021-1. 501 C3
3 .000 10/01/34 277,400
1,100,000 Saint Paul Port Authority, Minnesota, District Energy Revenue
Bonds, Series 2021-2, (AMT)
4 .000 10/01/40 1,000,059
1,250,000 Saint Paul Port Authority, Minnesota, District Energy Revenue
Bonds, Series 2023-3, (AMT)
5 .250 10/01/42 1,301,646
1,325,000 Saint Paul Port Authority, Minnesota, District Energy Revenue
Bonds, Series 2024-1
5 .000 10/01/45 1,389,928
1,250,000 Saint Paul Port Authority, Minnesota, District Energy Revenue
Bonds, Series 2024-1
5 .000 10/01/46 1,309,529
4,905,000 Saint Paul, Minnesota, Water Revenue Bonds, Series 2023A 4 .000 12/01/47 4,968,107
1,175,000 Sauk Centre Public Utilities Commission, Minnesota, Electric
Revenue Bonds, Series 2024A - AGM Insured
4 .375 12/01/49 1,169,354
6,230,000 Southern Minnesota Municipal Power Agency, Power Supply
System Revenue Bonds, Series 1994A - NPFG Insured
0 .000 01/01/26 6,054,528
230,000 Thief River Falls, Minnesota, Electric Revenue Bonds, Series
2018A - AGM Insured
4 .000 02/01/35 231,152
260,000 Thief River Falls, Minnesota, Electric Revenue Bonds, Series
2018A - AGM Insured
4 .000 02/01/38 260,320
11,265,000 Western Minnesota Municipal Power Agency, Minnesota, Power
Supply Revenue Bonds, Series 2018A
5 .000 01/01/49 11,549,761
TOTAL UTILITIES 56,672,335
TOTAL MUNICIPAL BONDS
(Cost $641,732,939) 636,117,174
TOTAL LONG-TERM INVESTMENTS
(Cost $641,732,939) 636,117,174
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  3.2%
X 21,745,000 MUNICIPAL BONDS - 3.2%   X –
EDUCATION AND CIVIC ORGANIZATIONS - 0.5%
$ 3,150,000 (c),(d) Minneapolis, Minnesota, Revenue Bonds, University Gateway
Project, Refunding Series 2009
1 .850 12/01/40 $ 3,150,000
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 3,150,000
HEALTH CARE - 1.9%
7,895,000 (c),(d) Minneapolis, Minnesota, Health Care System Revenue Bonds,
Fairview Health Services, Series 2018A
1 .550 11/15/48 7,895,000
4,900,000 (c),(d) Rochester, Minnesota, Health Care Facilities Revenue Bonds,
Mayo Clinic Series 2008B
1 .700 11/15/38 4,900,000
TOTAL HEALTH CARE 12,795,000

Portfolio of Investments February 28, 2025
(continued)
Minnesota Municipal Bond

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL - 0.8%
$ 5,800,000 (d) Hennepin County, Minnesota, General Obligation Bonds,
Variable Rate Series 2018B
1 .780% 12/01/38 $ 5,800,000
TOTAL TAX OBLIGATION/GENERAL 5,800,000
TOTAL MUNICIPAL BONDS
(Cost $21,745,000) 21,745,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $21,745,000) 21,745,000
TOTAL INVESTMENTS - 98.4%
(Cost $663,477,939) 657,862,174
OTHER ASSETS & LIABILITIES, NET - 1.6% 10,653,413
NET ASSETS - 100% $ 668,515,587
AMT Alternative Minimum Tax
SOFR Secured Overnight Financing Rate
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $11,036,308 or 1.7% of Total Investments.
(b) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(c) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
Minnesota
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 636,117,174 $ – $ 636,117,174
Short-Term Investments:
Municipal Bonds – 21,745,000 – 21,745,000
Total $ – $ 657,862,174 $ – $ 657,862,174

Portfolio of Investments February 28, 2025
Nebraska Municipal Bond
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.7%
X 71,312,155 MUNICIPAL BONDS - 97.7%   X –
EDUCATION AND CIVIC ORGANIZATIONS - 10.3%
$ 1,250,000 Douglas County, Nebraska, Educational Facilities Revenue
Bonds, Creighton University Projects, Refunding Series 2017
5 .000% 07/01/47 $ 1,266,412
1,195,000 Nebraska State Colleges Facilities Corporation, Nebraska,
Revenue Bonds, Facilities Program Series 2022B - AGM Insured
5 .000 07/15/37 1,301,494
1,000,000 Nebraska State Colleges, Student Fees and Facilities Revenue
Bonds, Board of Trustees, Wayne State College Series 2023 -
AGM Insured
5 .000 07/01/48 1,055,965
445,000 Saline County, Nebraska, Educational Facilities Revenue Bonds,
Doane College Project, Refunding Series 2020A
3 .000 02/15/35 418,020
500,000 Southeast Community College Area, Nebraska, Facilities
Revenue Bonds, Series 2020 - AGM Insured
3 .000 03/15/45 394,626
1,000,000 University of Nebraska Facilities Corporation, Nebraska, Facilities
Bonds, Refunding Series 2017B
4 .000 05/15/37 1,009,585
2,000,000 University of Nebraska Facilities Corporation, Nebraska, Facilities
Program Bonds, Green Series 2021B
5 .000 07/15/51 2,095,556
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 7,541,658
HEALTH CARE - 9.4%
575,000 Douglas County Hospital Authority 2, Nebraska, Health Facilities
Revenue Bonds, Children's Hospital Obligated Group, Refunding
Series 2020A
4 .000 11/15/40 571,033
300,000 Douglas County Hospital Authority 2, Nebraska, Health Facilities
Revenue Bonds, Children's Hospital Obligated Group, Refunding
Series 2020A
4 .000 11/15/41 294,113
180,000 Douglas County Hospital Authority 2, Nebraska, Health Facilities
Revenue Bonds, Children's Hospital Obligated Group, Series
2017
5 .000 11/15/37 185,736
500,000 Douglas County Hospital Authority 2, Nebraska, Health Facilities
Revenue Bonds, Children's Hospital Obligated Group, Series
2017
5 .000 11/15/47 504,711
775,000 Douglas County Hospital Authority 2, Nebraska, Hospital
Revenue Bonds, Madonna Rehabilitation Hospital Project, Series
2014
5 .000 05/15/44 774,996
500,000 Douglas County Hospital Authority 3, Nebraska, Health Facilities
Revenue Bonds, Nebraska Methodist Health System, Refunding
Series 2015
4 .125 11/01/36 500,059
2,000,000 Douglas County Hospital Authority 3, Nebraska, Health Facilities
Revenue Bonds, Nebraska Methodist Health System, Refunding
Series 2015
5 .000 11/01/45 2,007,630
250,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project,
Refunding Series 2017A
5 .000 07/01/30 256,424
500,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5 .000 07/01/34 500,226
435,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5 .000 07/01/35 435,124
875,000 Scotts Bluff County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Regional West Medical Center Project,
Refunding & Improvement Series 2016A
5 .250 02/01/37 855,938
TOTAL HEALTH CARE 6,885,990
HOUSING/SINGLE FAMILY - 1.1%
660,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Refunding Series 2016A
3 .500 09/01/36 647,989
100,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2021A
1 .850 09/01/35 78,740
45,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2021A
1 .950 09/01/37 34,819
TOTAL HOUSING/SINGLE FAMILY 761,548

Portfolio of Investments February 28, 2025
(continued)
Nebraska Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM CARE - 3.9%
$ 3,200,000 Nebraska Educational, Health, Cultural and Social Services
Finance Authority, Revenue Bonds, Immanuel Retirement
Communities Obligated Group, Series 2019A
4 .000% 01/01/49 $ 2,852,033
TOTAL LONG-TERM CARE 2,852,033
TAX OBLIGATION/GENERAL - 42.8%
500,000 Adams County, Nebraska, General Obligation Bonds, Series
2023A
5 .000 12/15/42 514,671
750,000 Bellevue, Nebraska, Tax Supported Municipal Improvement
Bonds, Series 2024
4 .000 09/15/49 714,735
500,000 Buffalo County School District 007 Kearney Public Schools,
Nebraska, General Obligation Bonds, School Building Series
2016
3 .000 12/15/36 477,688
750,000 City of Omaha, Nebraska, Special Tax Revenue Redevelopment
and Refunding Bonds, Series 2024A
5 .000 04/15/44 815,369
1,000,000 Custer County School District 025 Broken Bow Public Schools,
Nebraska, General Obligation Bonds, School Building Series
2024 - BAM Insured
5 .000 12/15/41 1,038,690
750,000 Dodge County School District 1 Fremont, Nebraska, General
Obligation Bonds, Series 2023 - AGM Insured
5 .000 12/15/48 801,415
450,000 Douglas County Sanitary and Improvement District 607 Deer
Crest, Nebraska, General Obligation Bonds, Series 2024
5 .000 09/15/44 438,661
840,000 Douglas County School District 059, Nebraska, General
Obligation Bonds, Bennington Public Schools, School Building
Series 2019
4 .000 06/15/33 840,126
1,000,000 Douglas County School District 059, Nebraska, General
Obligation Bonds, Bennington Public Schools, Series 2016
3 .375 12/15/41 914,394
500,000 Douglas County School District 059, Nebraska, General
Obligation Bonds, School Building Series 2020B
3 .000 12/15/45 399,884
1,500,000 Douglas County School District 1, Nebraska, General Obligation
Bonds, Omaha Public Schools Series 2020
3 .000 12/15/43 1,244,069
1,000,000 Douglas County School District 10 Elkhorn, Nebraska, General
Obligation Bonds, Series 2018
4 .000 12/15/38 1,003,218
750,000 Douglas County School District 10 Elkhorn, Nebraska, General
Obligation Bonds, Series 2019
4 .000 12/15/39 756,575
1,000,000 Douglas County School District 10 Elkhorn, Nebraska, General
Obligation Bonds, Series 2024 - AGM Insured
4 .000 12/15/45 977,541
405,000 Douglas County School District 54, Ralston, Nebraska, General
Obligation Bonds, Series 2023
5 .000 12/15/43 435,242
1,000,000 Douglas County School District 54, Ralston, Nebraska, General
Obligation Bonds, Series 2023
5 .000 12/15/48 1,059,165
635,000 Douglas County School District 66, Westside, Nebraska, General
Obligation Bonds, Series 2023
5 .000 12/01/41 684,535
250,000 Hall County, Nebraska, Limited Tax Bonds, Building Series 2024 5 .000 12/15/40 263,324
250,000 Hall County, Nebraska, Limited Tax Bonds, Building Series 2024 4 .000 12/15/44 241,188
375,000 Kearney County School District 501, Nebraska, General
Obligation Bonds, Axtell Community Schools School Building
Series 2024
5 .000 12/15/39 397,715
375,000 Kearney County School District 501, Nebraska, General
Obligation Bonds, Axtell Community Schools School Building
Series 2024
4 .000 12/15/44 363,735
965,000 Kearney County, Nebraska, General Obligation Bonds,
Recreational Facilities Series 2022
4 .000 05/15/42 933,526
1,000,000 La Vista, Nebraska, General Obligation Bonds, Highway
Allocation Pledge Series 2023
5 .000 09/15/43 1,039,410
1,000,000 La Vista, Sarpy County, Nebraska, Tax Supported Bonds, Taxable
Refunding Series 2022 - AGM Insured
5 .000 09/15/42 1,033,867
1,000,000 Lancaster County School District 1, Lincoln, Nebraska, General
Obligation Bonds, Series 2020
3 .000 01/15/43 838,925
500,000 Nance County School District 30, Nebraska, General Obligation
Bonds, Twin River Public School School Building Series 2024 -
BAM Insured
4 .125 12/15/49 480,260
300,000 North Platte Airport Authority, Nebraska, General Obligation
Bonds, Series 2024
4 .750 12/15/44 290,804

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 500,000 Omaha, Nebraska, General Obligation Bonds, Refunding &
Various Purpose Series 2018A
4 .000% 01/15/37 $ 505,935
500,000 Omaha, Nebraska, General Obligation Bonds, Refunding &
Various Purpose Series 2019
4 .000 04/15/37 509,055
1,000,000 Omaha, Nebraska, General Obligation Bonds, Various Purpose
Series 2022
5 .000 04/15/41 1,087,802
1,000,000 Omaha, Nebraska, General Obligation Bonds, Various Purpose
Series 2024
5 .000 04/15/44 1,091,119
500,000 Omaha, Nebraska, Special Tax Redevelopment Bonds, Series
2018A
5 .000 01/15/33 520,155
1,000,000 Omaha, Nebraska, Special Tax Redevelopment Bonds, Series
2024C
4 .000 04/15/49 967,786
1,000,000 Otoe County School District 0501 Palmyra District OR-1,
Nebraska, General Obligation Bonds, School Building Series
2022
5 .000 12/15/42 1,032,022
1,000,000 Papillion-LaVista School District 27, Sarpy County, Nebraska,
General Obligation Bonds, Series 2023
4 .250 12/01/43 1,011,457
1,000,000 Papillion-LaVista School District 27, Sarpy County, Nebraska,
General Obligation Bonds, Series 2024
5 .000 12/01/44 1,092,952
1,000,000 Sarpy County School District 037 Gretna Public Schools,
Nebraska, General Obligation Bonds, Series 2019
5 .000 06/15/40 1,052,837
1,000,000 Southeast Community College Area, Nebraska, Certificates of
Participation, Series 2018
5 .000 12/15/47 1,027,476
1,000,000 Wayne County School District 17, Nebraska, General Obligation
Bonds, Wayne Community Schools, School Building Series 2023
4 .250 12/15/48 987,352
530,000 Wayne County School District 17, Nebraska, General Obligation
Bonds, Wayne Community Schools, School Building Series 2024
5 .000 12/15/43 551,139
750,000 York County School District 12, Nebraska, General Obligation
Bonds, School Building Series 2024
5 .000 12/15/45 781,249
TOTAL TAX OBLIGATION/GENERAL 31,217,068
TAX OBLIGATION/LIMITED - 7.8%
500,000 Blair, Nebraska, Highway Allocation Fund Pledge Bonds, Series
2023
4 .000 06/15/43 490,150
500,000 Columbus, Nebraska, Sales Tax Revenue Bonds, Police & Fire
Project, Series 2018
4 .000 09/15/27 500,430
1,250,000 Douglas County Nebraska, Sanitary and Improvement, District
Number 608, General Obligation Bonds, North Streams, Series
2022
6 .000 12/15/47 1,150,363
1,060,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/28 1,105,010
500,000 Omaha Public Facilities Corporation, Nebraska, Lease Revenue
Bonds, Omaha Baseball Stadium Project, Refunding Series
2016A
4 .000 06/01/36 503,088
1,200,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 1,205,058
750,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .784 07/01/58 741,926
TOTAL TAX OBLIGATION/LIMITED 5,696,025
TRANSPORTATION - 3.6%
1,000,000 Lincoln, Nebraska, Airport Revenue Bonds, Series 2021, (AMT) 4 .000 07/01/36 1,002,986
550,000 Omaha Airport Authority, Nebraska, Airport Facilities Revenue
Bonds, Series 2017A, (AMT)
5 .000 12/15/36 559,881
1,000,000 Omaha Airport Authority, Nebraska, Airport Facilities Revenue
Bonds, Series 2024, (AMT)
5 .250 12/15/49 1,070,905
TOTAL TRANSPORTATION 2,633,772
U.S. GUARANTEED - 0.6% (a)
450,000 Omaha Airport Authority, Nebraska, Airport Facilities Revenue
Bonds, Series 2017A, (Pre-refunded 12/15/26), (AMT)
5 .000 12/15/36 464,293
TOTAL U.S. GUARANTEED 464,293

Portfolio of Investments February 28, 2025
(continued)
Nebraska Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 18.2%
$ 465,000 Central Plains Energy Project, Nebraska, Gas Project 3 Revenue
Bonds, Refunding Crossover Series 2017A
5 .000% 09/01/37 $ 511,406
1,000,000 Central Plains Energy Project, Nebraska, Gas Project 4 Revenue
Bonds, Refunding Series 2023A-1, (Mandatory Put 11/01/29)
5 .000 05/01/54 1,050,487
1,930,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Refunding Series 2017
5 .000 07/01/40 1,971,049
500,000 Guam Power Authority, Revenue Bonds, Refunding Series 2022A 5 .000 10/01/43 521,372
500,000 Metropolitan Utilities District Omaha, Nebraska, Water Revenue
Bonds, Series 2015
3 .250 12/01/32 496,403
1,000,000 Nebraska Public Power District, General Revenue Bonds, Series
2016A
5 .000 01/01/41 1,011,782
1,200,000 Nebraska Public Power District, General Revenue Bonds, Series
2023A
5 .000 07/01/28 1,277,005
1,000,000 Omaha Public Power District, Nebraska, Electric System Revenue
Bonds, Series 2018A
5 .000 02/01/39 1,056,743
750,000 Omaha Public Power District, Nebraska, Electric System Revenue
Bonds, Series 2022B
5 .000 02/01/47 799,042
790,000 Omaha Public Power District, Nebraska, Electric System Revenue
Bonds, Series 2022B
5 .250 02/01/52 846,264
1,000,000 Omaha Public Power District, Nebraska, Electric System Revenue
Bonds, Series 2024A
5 .500 02/01/49 1,114,656
320,000 Omaha Public Power District, Nebraska, Separate Electric System
Revenue Bonds, Nebraska City 2, Refunding Series 2015A
3 .500 02/01/42 293,182
1,500,000 Public Power Generation Agency, Nebraska, Whelan Energy
Center Unit 2 Revenue Bonds, Refunding Series 2016A
5 .000 01/01/40 1,528,499
300,000 Public Power Generation Agency, Nebraska, Whelan Energy
Center Unit 2 Revenue Bonds, Refunding Series 2024A
5 .000 01/01/37 344,292
100,000 (b) Wheat Belt Public Power District, Nebraska, Electric System
Revenue Bonds, Series 2025
4 .625 09/01/41 99,288
340,000 (b) Wheat Belt Public Power District, Nebraska, Electric System
Revenue Bonds, Series 2025
5 .000 09/01/45 338,298
TOTAL UTILITIES 13,259,768
TOTAL MUNICIPAL BONDS
(Cost $72,241,661) 71,312,155
TOTAL LONG-TERM INVESTMENTS
(Cost $72,241,661) 71,312,155
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.4%
X 1,000,000 MUNICIPAL BONDS - 1.4%   X –
HEALTH CARE - 1.4%
$ 1,000,000 (c),(d) Douglas County Hospital Authority 2, Nebraska, Health Facilities
Revenue Bonds, Children's Hospital Obligated Group, Refunding
Series 2008A
1 .600 08/15/32 $ 1,000,000
TOTAL HEALTH CARE 1,000,000
TOTAL MUNICIPAL BONDS
(Cost $1,000,000) 1,000,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,000,000) 1,000,000
TOTAL INVESTMENTS - 99.1%
(Cost $73,241,661) 72,312,155
OTHER ASSETS & LIABILITIES, NET - 0.9% 626,215
NET ASSETS - 100% $ 72,938,370
AMT Alternative Minimum Tax
(a) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(b) When-issued or delayed delivery security.
(c) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Nebraska
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 71,312,155 $ – $ 71,312,155
Short-Term Investments:
Municipal Bonds – 1,000,000 – 1,000,000
Total $ – $ 72,312,155 $ – $ 72,312,155

Portfolio of Investments February 28, 2025
Oregon Intermediate Municipal Bond
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.3%
X 185,912,771 MUNICIPAL BONDS - 98.3%   X –
EDUCATION AND CIVIC ORGANIZATIONS - 5.6%
$ 1,095,000 Forest Grove, Oregon, Campus Improvement Revenue Bonds,
Pacific University Project, Refunding Series 2015A
5 .000% 05/01/30 $ 1,096,694
1,525,000 Forest Grove, Oregon, Campus Improvement Revenue Bonds,
Pacific University Project, Refunding Series 2022A
5 .000 05/01/32 1,593,748
505,000 Forest Grove, Oregon, Student Housing Revenue Bonds, Oak
Tree Foundation, Inc. Project, Series 2017
5 .000 03/01/25 505,000
95,000 (a) Oregon Facilities Authority, Revenue Bonds, Howard Street
Charter School Project, Series 2019A
5 .000 06/15/29 95,939
920,000 (a) Oregon Facilities Authority, Revenue Bonds, Metro East Web
Academy Project, Series 2019A
5 .000 06/15/34 930,200
100,000 (a) Oregon Facilities Authority, Revenue Bonds, Redmond
Proficiency Academy Project, Series 2015A
5 .500 06/15/35 98,600
600,000 Oregon Facilities Authority, Revenue Bonds, Redmond
Proficiency Academy Project, Series 2016A
5 .000 06/15/33 582,777
450,000 Oregon Facilities Authority, Revenue Bonds, University of
Portland Projects, Series 2015A
5 .000 04/01/29 450,774
800,000 Oregon Facilities Authority, Revenue Bonds, University of
Portland Projects, Series 2015A
5 .000 04/01/30 801,395
490,000 (a) Oregon State Facilities Authority, Oregon, Charter School
Revenue Bonds, Academy for Character Education, Series 2022A
6 .750 06/15/42 508,253
1,000,000 Yamhill County, Oregon, Revenue Bonds, George Fox University
Project, Refunding Series 2021
4 .000 12/01/36 1,020,258
1,875,000 Yamhill County, Oregon, Revenue Bonds, George Fox University
Project, Refunding Series 2021
4 .000 12/01/41 1,850,960
1,000,000 Yamhill County, Oregon, Revenue Bonds, Linfield University
Project, Refunding Series 2020A
5 .000 10/01/35 1,028,592
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 10,563,190
HEALTH CARE - 12.6%
455,000 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue
Bonds, Columbia Memorial Hospital Project, Series 2024
5 .250 08/01/39 502,310
1,000,000 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue
Bonds, Columbia Memorial Hospital Project, Series 2024
5 .250 08/01/40 1,095,069
375,000 Deschutes County Hospital Facility Authority, Oregon, Hospital
Revenue Bonds, Saint Charles Health System, Inc., Series 2016A
4 .000 01/01/33 375,747
1,000,000 Deschutes County Hospital Facility Authority, Oregon, Hospital
Revenue Bonds, Saint Charles Health System, Inc., Series 2016A
5 .000 01/01/33 1,012,937
715,000 Deschutes County Hospital Facility Authority, Oregon, Hospital
Revenue Bonds, Saint Charles Health System, Inc., Series 2020A
4 .000 01/01/34 727,158
690,000 Oregon Facilities Authority, Revenue Bonds, Peacehealth System,
Refunding Series 2014A
5 .000 11/15/25 690,576
4,155,000 Oregon Facilities Authority, Revenue Bonds, Peacehealth System,
Refunding Series 2014A
4 .125 11/15/32 4,155,647
600,000 Oregon Facilities Authority, Revenue Bonds, Samaritan Health
Services Project, Refunding Series 2020A
5 .000 10/01/30 639,202
485,000 Oregon Facilities Authority, Revenue Bonds, Samaritan Health
Services, Refunding Series 2016A
5 .000 10/01/29 493,729
1,325,000 Oregon Facilities Authority, Revenue Bonds, Samaritan Health
Services, Refunding Series 2016A
5 .000 10/01/30 1,348,222
4,105,000 Oregon Health and Science University, Revenue Bonds, Green
Series 2021B-1, (Mandatory Put 2/01/30)
5 .000 07/01/46 4,418,871
1,000,000 Oregon Health and Science University, Revenue Bonds, Series
2019A
5 .000 07/01/29 1,084,198
560,000 Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem
Health Projects, Refunding Series 2016A
5 .000 05/15/30 572,852
1,000,000 Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem
Health Projects, Refunding Series 2016A
5 .000 05/15/31 1,022,507
1,200,000 Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem
Health Projects, Refunding Series 2016A
5 .000 05/15/46 1,208,560
2,235,000 Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem
Health Projects, Series 2019A
5 .000 05/15/32 2,405,727

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 1,230,000 Union County Oregon, Hospital Facility Authority Revenue
Bonds, Grande Ronde Hospital Incorporated, Series 2022
5 .000% 07/01/33 $ 1,303,181
695,000 Union County Oregon, Hospital Facility Authority Revenue
Bonds, Grande Ronde Hospital Incorporated, Series 2022
5 .000 07/01/34 732,928
TOTAL HEALTH CARE 23,789,421
HOUSING/MULTIFAMILY - 0.7%
340,000 Home Forward, Oregon, Multifamily Housing Revenue Bonds,
Lovejoy Station Apartments, Refunding Series 2016
4 .000 07/15/29 344,576
1,000,000 Oregon Housing and Community Services Department, Oregon,
Multifamily Housing Revenue Bonds, Hollywood Hub Apartments
Project, Series 2024R, (Mandatory Put 1/01/29)
4 .000 01/10/48 1,013,626
TOTAL HOUSING/MULTIFAMILY 1,358,202
HOUSING/SINGLE FAMILY - 0.8%
935,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2021A
1 .900 01/01/33 784,985
825,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2021A
1 .950 07/01/33 688,038
TOTAL HOUSING/SINGLE FAMILY 1,473,023
INFORMATION TECHNOLOGY - 1.1%
2,000,000 Oregon State  Business Development Commission, Recovery
Zone Facility Revenue Bonds, Intel Corporation Project, 232
Series 2010, (Mandatory Put 6/15/28)
3 .800 12/01/40 2,024,758
TOTAL INFORMATION TECHNOLOGY 2,024,758
LONG-TERM CARE - 6.0%
285,000 Clackamas County Hospital Facility Authority, Oregon, Revenue
Bonds, Rose Villa Inc., Series 2020A
5 .000 11/15/27 291,265
300,000 Clackamas County Hospital Facility Authority, Oregon, Revenue
Bonds, Rose Villa Inc., Series 2020A
5 .000 11/15/28 306,491
315,000 Clackamas County Hospital Facility Authority, Oregon, Revenue
Bonds, Rose Villa Inc., Series 2020A
5 .000 11/15/29 321,752
330,000 Clackamas County Hospital Facility Authority, Oregon, Revenue
Bonds, Rose Villa Inc., Series 2020A
5 .000 11/15/30 336,917
355,000 Clackamas County Hospital Facility Authority, Oregon, Senior
Living Revenue Bonds, Willamette View Project, Series 2017A
4 .000 05/15/25 354,845
460,000 Clackamas County Hospital Facility Authority, Oregon, Senior
Living Revenue Bonds, Willamette View Project, Series 2017A
4 .000 11/15/25 459,588
200,000 Clackamas County Hospital Facility Authority, Oregon, Senior
Living Revenue Bonds, Willamette View Project, Series 2017A
4 .000 05/15/26 199,919
400,000 Clackamas County Hospital Facility Authority, Oregon, Senior
Living Revenue Bonds, Willamette View Project, Series 2017A
4 .000 11/15/26 399,858
350,000 Clackamas County Hospital Facility Authority, Oregon, Senior
Living Revenue Bonds, Willamette View Project, Series 2017A
4 .000 05/15/27 349,741
350,000 Clackamas County Hospital Facility Authority, Oregon, Senior
Living Revenue Bonds, Willamette View Project, Series 2017A
4 .000 11/15/27 349,639
1,130,000 Multnomah County Hospital Facilities Authority, Oregon,
Revenue Bond, Terwilliger Plaza, Inc., Refunding Series 2012
5 .000 12/01/29 1,130,269
325,000 Multnomah County Hospital Facilities Authority, Oregon,
Revenue Bond, Terwilliger Plaza, Inc., Refunding Series 2016
5 .000 12/01/30 327,992
1,005,000 Multnomah County Hospital Facilities Authority, Oregon,
Revenue Bonds, Terwilliger Plaza-Parkview Project, Refunding
Green Series 2021A
4 .000 12/01/36 944,599
1,040,000 Polk County Hospital Facility Authority, Oregon, Revenue Bonds,
Dallas Retirement Village Project, Series 2015A
5 .125 07/01/35 1,042,126
1,540,000 Salem Hospital Facility Authority, Oregon, Revenue Bonds,
Capital Manor, Inc., Refunding Bonds, Series 2022
4 .000 05/15/40 1,429,031
1,150,000 Yamhill County Hospital Authority, Oregon, Revenue Bonds,
Friendsview Retirement Community, Refunding Series 2016A
5 .000 11/15/31 1,153,142
1,940,000 Yamhill County Hospital Authority, Oregon, Revenue Bonds,
Friendsview Retirement Community, Refunding Series 2021A
5 .000 11/15/36 1,936,895
TOTAL LONG-TERM CARE 11,334,069

Portfolio of Investments February 28, 2025
(continued)
Oregon Intermediate Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL - 38.4%
$ 750,000 Aurora, Marion County, Oregon, General Obligation Bonds,
Taxable Series 2024 - BAM Insured
5 .250% 06/01/45 $ 814,305
2,400,000 Beaverton School District 48J, Washington and Multnomah
Counties, Oregon, General Obligation Bonds, Current Interest
Series 2017C
5 .000 06/15/35 2,504,380
2,000,000 Beaverton School District 48J, Washington and Multnomah
Counties, Oregon, General Obligation Bonds, Deferred Interest
Series 2017B
0 .000 06/15/33 1,438,498
1,380,000 Bend, Oregon, General Obligation Bonds, Full Faith & Credit
Series 2023
5 .000 06/01/36 1,593,218
350,000 Benton and Linn Counties District School District 509J Corvallis,
Oregon, General Obligation Bonds, Series 2018A
5 .000 06/15/26 360,445
2,835,000 Benton and Linn Counties District School District 509J Corvallis,
Oregon, General Obligation Bonds, Series 2018A
5 .000 06/15/27 2,984,788
350,000 Benton County, Oregon, Full Faith and Credit Obligations, Series
2023
5 .000 06/01/37 394,784
250,000 Benton County, Oregon, Full Faith and Credit Obligations, Series
2023
5 .000 06/01/38 280,513
1,000,000 Boardman, Morrow County, Oregon, General Obligation Bonds,
Series 2021 - BAM Insured
4 .000 06/15/35 1,028,821
200,000 Clackamas and Multnomah Counties School District 7J Lake
Oswego, Oregon, General Obligation Bonds, Refunding Series
2005 - AGM Insured
5 .250 06/01/25 201,215
1,665,000 Clackamas and Multnomah Counties School District 7J Lake
Oswego, Oregon, General Obligation Bonds, Series 2017
4 .000 06/01/32 1,700,971
4,000,000 Clackamas County School District 12, North Clackamas, Oregon,
General Obligation Bonds, Deferred Interest Series 2017A
0 .000 06/15/41 1,890,565
585,000 Clackamas County School District 12, North Clackamas, Oregon,
General Obligation Bonds, Series 2018
5 .000 06/15/31 625,768
550,000 Clackamas County School District 12, North Clackamas, Oregon,
General Obligation Bonds, Series 2018
5 .000 06/15/32 586,777
605,000 Clackamas County School District 62, Oregon City, Oregon,
General Obligation Bonds, Refunding Series 2018B
5 .000 06/15/33 643,280
1,000,000 (b) Clackamas County School District 62, Oregon City, Oregon,
General Obligation Bonds, Series 2025B
5 .000 06/15/42 1,121,843
1,000,000 David Douglas School District 40, Multnomah County, Oregon,
General Obligation Bonds, Series 2012B
0 .000 06/15/25 991,167
1,135,000 David Douglas School District 40, Multnomah County, Oregon,
General Obligation Bonds, Series 2023A
0 .000 06/15/34 803,453
2,000,000 David Douglas School District 40, Multnomah County, Oregon,
General Obligation Bonds, Series 2023A
0 .000 06/15/35 1,347,273
1,210,000 David Douglas School District 40, Multnomah County, Oregon,
General Obligation Bonds, Series 2023A
0 .000 06/15/37 727,098
1,000,000 David Douglas School District 40, Multnomah County, Oregon,
General Obligation Bonds, Series 2023A
0 .000 06/15/38 565,416
1,335,000 Deschutes County Administrative School District 1, Bend-La Pine,
Oregon, General Obligation Bonds, Series 2023
5 .000 06/15/36 1,522,177
1,845,000 Jackson County School District 5 Ashland, Oregon, General
Obligation Bonds, Series 2019
5 .000 06/15/34 1,986,232
1,675,000 Jackson County School District 6, Central Point, Oregon, General
Obligation Bonds, Series 2019A
4 .000 06/15/34 1,726,371
1,700,000 Jackson County School District 6, Central Point, Oregon, General
Obligation Bonds, Series 2019A
4 .000 06/15/35 1,747,622
250,000 Keizer, Oregon, General Obligation Assessment Bonds, Keizer
Station Area A Local Improvement District, Series 2008
5 .200 06/01/31 250,807
1,000,000 Lane Community College, Lane, Linn, Benton and Douglas
Counties, Oregon, General Obligation Bonds, Series 2020A
4 .000 06/15/33 1,048,287
1,750,000 Lane Community College, Lane, Linn, Benton and Douglas
Counties, Oregon, General Obligation Bonds, Series 2020A
4 .000 06/15/34 1,822,970
3,900,000 Lane County School District 4J Eugene, Oregon, General
Obligation Bonds, School Bond Guaranty Series 2019
4 .000 06/15/35 4,017,119
2,000,000 Marion and Polk Counties School District 24J, Salem-Kreizer,
Oregon, General Obligation Bonds, Convertible Deferred
Interest Series 2020B
5 .000 06/15/34 2,198,352

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 2,145,000 Marion and Polk Counties School District 24J, Salem-Kreizer,
Oregon, General Obligation Bonds, Convertible Deferred
Interest Series 2020B
5 .000% 06/15/35 $ 2,349,399
2,000,000 Marion and Polk Counties School District 24J, Salem-Kreizer,
Oregon, General Obligation Bonds, Series 2018
5 .000 06/15/33 2,131,712
1,050,000 Marion and Polk Counties School District 24J, Salem-Kreizer,
Oregon, General Obligation Bonds, Series 2018
5 .000 06/15/38 1,107,074
1,250,000 Marion County School District 1, Gervais, Oregon, General
Obligation Bonds, Series 2024
5 .000 06/15/42 1,384,654
1,000,000 Marion County School District 15 North Marion, Oregon, General
Obligation Bonds, Series 2018B
5 .000 06/15/31 1,070,339
2,500,000 Metro, Oregon, General Obligation Bonds, Series 2020A 4 .000 06/01/34 2,617,578
1,190,000 Nestucca Valley School District 101, Tillamook & Yamhill
Counties, Oregon, General Obligation Bonds, Series 2018B.
Current Interest
5 .000 06/15/29 1,275,876
765,000 Oregon City, Oregon, General Obligation Bonds, Series 2018 5 .000 06/01/31 818,253
450,000 (c) Oregon Coast Community College District, Lincoln County,
Oregon, General Obligation Bonds, Convertible Deferred
Interest Series 2024
0 .000 06/15/39 487,064
350,000 (c) Oregon Coast Community College District, Lincoln County,
Oregon, General Obligation Bonds, Convertible Deferred
Interest Series 2024
0 .000 06/15/41 372,365
770,000 Oregon State, General Obligation Bonds, Series 2024A 5 .000 05/01/37 888,402
1,210,000 Phoenix-Talent School District 4, Jackson County, Oregon,
General Obligation Bonds, Current Interest Series 2018B
5 .000 06/15/32 1,292,870
185,000 Port of Alsea, Lincoln County, Oregon, General Obligation
Bonds, Series 2018
3 .750 06/15/28 184,669
180,000 Port of Alsea, Lincoln County, Oregon, General Obligation
Bonds, Series 2018
4 .000 06/15/33 180,549
900,000 Portland Community College District, Multnomah County,
Oregon, General Obligation Bonds, Refunding Series 2016
5 .000 06/15/29 925,590
500,000 Redmond Area Park and Recreation District, Deschutes County,
Oregon, General Obligation Bonds, Series 2023
5 .000 06/15/34 570,689
350,000 Redmond, Oregon, Full Faith and Credit Obligations, Series
2014A
5 .000 06/01/25 350,353
630,000 Redmond, Oregon, Full Faith and Credit Obligations, Series
2019B-1
5 .000 06/01/36 673,364
2,285,000 Saint Helens, Oregon, Full Faith and Credit Obligations, Series
2021
4 .000 08/01/41 2,304,293
245,000 Umatilla County School District 6R Umatilla, Oregon, General
Obligation Bonds, Series 2017
5 .000 06/15/27 257,666
340,000 Umatilla County School District 6R Umatilla, Oregon, General
Obligation Bonds, Series 2017
5 .000 06/15/29 356,822
315,000 Umatilla County School District 6R Umatilla, Oregon, General
Obligation Bonds, Series 2017
5 .000 06/15/31 329,829
1,260,000 Washington and Clackamas Counties School District 23J Tigard-
Tualatin, Oregon, General Obligation Bonds, Series 2017
5 .000 06/15/30 1,319,918
6,000,000 Washington County School District 13, Oregon, General
Obligation Bonds, Series 2024A
0 .000 06/15/44 2,460,517
965,000 Washington County School District 15, Forest Grove, Oregon,
General Obligation Bonds, Series 2012B
0 .000 06/15/25 956,583
1,000,000 Washington County School District 15, Forest Grove, Oregon,
General Obligation Bonds, Series 2023
5 .000 06/15/35 1,140,922
1,320,000 Washington County, Oregon, General Obligation Bonds, Full
Faith & Credit Obligation Series 2016B
4 .000 03/01/31 1,334,669
1,450,000 Washington Multnomah & Yamhill Counties School District 1J
Hillsboro, Oregon, General Obligation Bonds, Series 2017
5 .000 06/15/34 1,510,128
1,000,000 Washington, Clackamas and Yamhill Counties School District 88J
Sherwood, Oregon, General Obligation Bonds, Series 2017B
5 .000 06/15/30 1,047,780
1,000,000 Yamhill County School District 40, McMinnville, Oregon, General
Obligation Bonds, Refunding Series 2016
4 .000 06/15/31 1,012,603
1,000,000 Yamhill County School District 40, McMinnville, Oregon, General
Obligation Bonds, Refunding Series 2016
4 .000 06/15/32 1,011,254
TOTAL TAX OBLIGATION/GENERAL 72,648,299

Portfolio of Investments February 28, 2025
(continued)
Oregon Intermediate Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED - 12.4%
$ 1,000,000 Beaverton, Oregon, Special Revenue Bonds, Series 2020A 4 .000% 06/01/37 $ 1,029,646
200,000 Cannon Beach, Clatsop County, Oregon, General Obligation
Bonds, Full Faith Credit Series 2024
5 .000 06/01/37 226,106
2,260,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2015D
5 .000 11/15/28 2,282,930
500,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2015D
5 .000 11/15/29 504,804
300,000 Hermiston, Umatilla County, Oregon, Full Faith and Credit
Obligation Bonds, Series 2024 - AGM Insured
5 .000 12/01/37 341,154
1,635,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/28 1,704,426
460,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/32 488,123
2,095,000 Oregon Department of Transportation, Revenue Bonds, Grant
Anticipation, Social 2024
5 .000 05/15/37 2,408,894
2,000,000 Oregon State Department of Transportation, Highway User Tax
Revenue Bonds, Refunding Subordinate Lien Series 2019A
5 .000 11/15/35 2,173,748
750,000 Oregon State Department of Transportation, Highway User Tax
Revenue Bonds, Senior Lien Series 2022A
5 .000 11/15/35 853,028
5,470,000 Oregon State Department of Transportation, Highway User Tax
Revenue Bonds, Subordinate Lien Series 2020A
4 .000 11/15/39 5,556,111
1,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .329 07/01/40 997,503
1,600,000 Seaside, Clatsop County, Oregon, Transient Lodgings Tax
Revenue Bonds, Series 2018
5 .000 12/15/30 1,709,624
1,000,000 Tri-County Metropolitan Transportation District, Oregon, Capital
Grant Receipt Revenue Bonds, Series 2018A
5 .000 10/01/31 1,060,187
2,060,000 Tri-County Metropolitan Transportation District, Oregon, Capital
Grant Receipt Revenue Bonds, Series 2018A
4 .000 10/01/33 2,100,069
TOTAL TAX OBLIGATION/LIMITED 23,436,353
TRANSPORTATION - 6.8%
350,000 Jackson County, Oregon, Airport Revenue Bonds, Refunding
Series 2016 - AGM Insured
4 .000 12/01/34 351,567
1,000,000 (a) Port of Morrow, Morrow County Oregon, Full Faith and Credit
Obligations, Series 2024A
5 .150 10/01/26 1,002,455
3,745,000 Port of Portland, Oregon, International Airport Revenue Bonds,
Green Series 2023-29, (AMT)
5 .000 07/01/29 3,989,662
2,400,000 Port of Portland, Oregon, International Airport Revenue Bonds,
Green Series 2024-30A, (AMT)
5 .000 07/01/37 2,612,446
1,690,000 Port of Portland, Oregon, International Airport Revenue Bonds,
Series 2017-24B, (AMT)
5 .000 07/01/35 1,724,092
3,040,000 Port of Portland, Oregon, International Airport Revenue Bonds,
Series 2022-28, (AMT)
5 .000 07/01/34 3,298,772
TOTAL TRANSPORTATION 12,978,994
UTILITIES - 13.9%
2,140,000 Beaverton, Oregon, Water Revenue Bonds, Series 2020 5 .000 04/01/40 2,293,208
2,090,000 Beaverton, Oregon, Water Revenue Bonds, Series 2022 4 .000 04/01/35 2,209,991
2,150,000 Beaverton, Oregon, Water Revenue Bonds, Series 2022 4 .000 04/01/36 2,259,224
350,000 Central Lincoln Peoples Utility District, Oregon, Electric Revenue
Bonds, Series 2016
5 .000 12/01/34 354,744
1,135,000 Eugene, Oregon, Electric Utility Revenue Bonds, Refunding
Series 2024
5 .000 08/01/42 1,258,706
250,000 Eugene, Oregon, Water Utility System Revenue Bonds, Series
2023
5 .000 08/01/35 285,559
250,000 Eugene, Oregon, Water Utility System Revenue Bonds, Series
2023
5 .000 08/01/36 284,405
250,000 Eugene, Oregon, Water Utility System Revenue Bonds, Series
2023
5 .000 08/01/37 282,268
250,000 Eugene, Oregon, Water Utility System Revenue Bonds, Series
2023
5 .000 08/01/38 281,768
1,065,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2016
5 .000 07/01/28 1,086,933
1,120,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2016
5 .000 07/01/29 1,142,823

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 1,180,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2016
5 .000% 07/01/30 $ 1,203,739
500,000 Guam Power Authority, Revenue Bonds, Refunding Series 2024A 5 .000 10/01/36 554,149
1,050,000 Guam Power Authority, Revenue Bonds, Refunding Series 2024A 5 .000 10/01/37 1,157,780
1,595,000 Portland, Oregon, Sewer System Revenue Bonds, Second Lien
Refunding Series 2023A
5 .000 12/01/36 1,822,141
500,000 Portland, Oregon, Sewer System Revenue Bonds, Second Lien
Refunding Series 2025A
5 .000 10/01/42 562,200
2,500,000 Portland, Oregon, Water System Revenue Bonds, Refunding First
Lien Series 2016A
4 .000 04/01/33 2,524,022
3,000,000 Portland, Oregon, Water System Revenue Bonds, Refunding First
Lien Series 2022A
4 .000 04/01/35 3,137,592
1,000,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
5 .000 07/01/33 1,063,645
330,000 Rockwood Water People's Utility District, Oregon, Water Revenue
Bonds, Series 2024
5 .000 06/15/42 359,284
1,525,000 (a) Warm Springs Reservation Confederated Tribes, Oregon,
Hydroelectric Revenue Bonds, Tribal Economic Development
Bond Pelton Round Butte Project, Taxable Refunding Green
Series 2019B
5 .000 11/01/33 1,646,618
500,000 (a) Warm Springs Reservation Confederated Tribes, Oregon,
Hydroelectric Revenue Bonds, Tribal Economic Development
Bond Pelton Round Butte Project, Taxable Refunding Green
Series 2019B
5 .000 11/01/36 535,663
TOTAL UTILITIES 26,306,462
TOTAL MUNICIPAL BONDS
(Cost $185,712,114) 185,912,771
TOTAL LONG-TERM INVESTMENTS
(Cost $185,712,114) 185,912,771
OTHER ASSETS & LIABILITIES, NET - 1.7% 3,310,003
NET ASSETS - 100% $ 189,222,774
AMT Alternative Minimum Tax
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $5,881,373 or 3.2% of Total Investments.
(b) When-issued or delayed delivery security.
(c) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the reporting period.

Portfolio of Investments February 28, 2025
(continued)
Oregon Intermediate Municipal Bond

them:
Oregon Intermediate
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 185,912,771 $ – $ 185,912,771
Total $ – $ 185,912,771 $ – $ 185,912,771